Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

November 30, 2020

UBI-QTLY-0121
1.810715.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$8,500	$8,619
2.25% 2/1/32	14,000	14,165
2.75% 6/1/31	15,250	16,200
2.95% 7/15/26	6,575	7,304
3.3% 2/1/52	14,500	14,409
3.5% 6/1/41	7,820	8,422
3.5% 9/15/53 (a)	25,912	26,537
3.55% 6/1/24	2,465	2,696
3.55% 9/15/55 (a)	56,348	57,668
3.6% 7/15/25	5,210	5,842
3.65% 6/1/51	12,000	12,673
3.65% 9/15/59 (a)	32,266	32,873
3.8% 2/15/27	7,396	8,467
4.125% 2/17/26	22,450	26,012
4.35% 6/15/45	5,260	6,271
4.5% 3/9/48	6,726	8,197
4.65% 6/1/44	6,467	7,765
British Telecommunications PLC 9.625% 12/15/30 (b)	3,710	6,054
Orange SA 5.5% 2/6/44	2,465	3,622
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,657
4.895% 3/6/48	3,000	3,690
5.213% 3/8/47	5,383	6,880
5.462% 2/16/21	2,219	2,242
5.52% 3/1/49	2,700	3,594
7.045% 6/20/36	2,136	3,204
Verizon Communications, Inc.:
1.5% 9/18/30	3,300	3,265
1.68% 10/30/30 (a)	2,757	2,765
2.625% 8/15/26	19,007	20,779
2.987% 10/30/56 (a)	71,711	75,848
4.125% 3/16/27	5,753	6,819
4.272% 1/15/36	19,951	25,002
4.329% 9/21/28	12,570	15,249
4.4% 11/1/34	3,102	3,917
4.75% 11/1/41	822	1,111
5.012% 4/15/49	944	1,337
5.012% 8/21/54	10,319	14,882
		477,037
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,889
The Walt Disney Co.:
2% 9/1/29	8,583	8,898
2.65% 1/13/31	13,050	14,199
2.75% 9/1/49	8,574	8,835
3.5% 5/13/40	5,610	6,560
3.6% 1/13/51	5,590	6,617
3.7% 10/15/25	5,753	6,495
3.8% 5/13/60	5,610	6,942
4.7% 3/23/50	4,000	5,579
5.4% 10/1/43	3,184	4,614
6.15% 3/1/37	3,250	4,810
6.15% 2/15/41	8,628	13,122
TWDC Enterprises 18 Corp. 2.3% 2/12/21	3,895	3,910
Viacom, Inc. 4.375% 3/15/43	2,165	2,514
		96,984
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	6,100	6,093
1.1% 8/15/30	12,100	12,000
1.998% 8/15/26	1,890	2,027
2.05% 8/15/50	12,100	11,745
3.625% 5/19/21	3,107	3,156
		35,021
Media - 0.8%
CBS Corp.:
3.375% 2/15/28	8,670	9,658
4% 1/15/26	4,931	5,627
4.2% 6/1/29	7,390	8,764
4.6% 1/15/45	5,999	7,047
4.95% 1/15/31	13,640	16,921
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,270	7,611
4.2% 3/15/28	9,039	10,379
4.908% 7/23/25	6,557	7,590
5.125% 7/1/49	10,155	12,459
5.375% 5/1/47	4,690	5,946
5.75% 4/1/48	4,297	5,691
6.384% 10/23/35	11,053	15,298
6.484% 10/23/45	3,854	5,495
Comcast Corp.:
1.5% 2/15/31	11,700	11,633
1.95% 1/15/31	2,100	2,166
2.35% 1/15/27	19,558	21,029
2.45% 8/15/52	11,700	11,489
2.65% 2/1/30	6,480	7,074
2.8% 1/15/51	6,700	7,028
3.15% 3/1/26	4,109	4,583
3.3% 2/1/27	9,788	11,049
3.375% 8/15/25	11,258	12,534
3.4% 4/1/30	6,000	6,932
3.45% 2/1/50	6,100	7,198
3.7% 4/15/24	8,522	9,382
3.75% 4/1/40	4,804	5,829
3.969% 11/1/47	4,274	5,370
4% 3/1/48	9,861	12,490
4.15% 10/15/28	15,490	18,639
4.65% 7/15/42	7,396	10,005
4.7% 10/15/48	30,922	43,613
4.75% 3/1/44	4,437	6,133
4.95% 10/15/58	6,180	9,473
6.4% 3/1/40	822	1,297
6.55% 7/1/39	2,465	3,916
6.95% 8/15/37	5,505	8,876
Discovery Communications LLC:
3.25% 4/1/23	1,922	2,023
3.625% 5/15/30	9,840	11,216
4% 9/15/55 (a)	9,397	10,447
4.65% 5/15/50	9,840	12,076
5.2% 9/20/47	6,903	8,773
Fox Corp.:
4.03% 1/25/24	3,863	4,259
4.709% 1/25/29	8,530	10,313
5.476% 1/25/39	3,131	4,354
5.576% 1/25/49	7,653	11,182
Time Warner Cable, Inc.:
4.5% 9/15/42	9,039	10,415
7.3% 7/1/38	3,287	4,822
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,413
2.55% 2/15/22	2,309	2,369
3% 7/30/46	3,698	3,997
3.15% 9/17/25	7,782	8,641
4.125% 6/1/44	4,684	5,924
		471,448
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,706
3.625% 4/22/29	6,897	7,869
6.125% 11/15/37	6,874	9,955
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,280
3.625% 12/15/25	1,644	1,860
3.7% 11/15/49	5,000	5,956
4.1% 10/1/23	3,965	4,333
5.45% 10/1/43	4,746	6,673
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	12,340	12,696
3.3% 2/15/51 (a)	12,340	12,931
3.5% 4/15/25 (a)	7,220	7,984
3.75% 4/15/27 (a)	6,920	7,834
3.875% 4/15/30 (a)	6,920	7,936
4.375% 4/15/40 (a)	6,920	8,451
4.5% 4/15/50 (a)	11,920	14,895
Vodafone Group PLC:
2.5% 9/26/22	2,465	2,555
2.95% 2/19/23	5,670	5,970
3.75% 1/16/24	8,497	9,292
4.375% 5/30/28	21,035	25,260
5.125% 6/19/59	5,400	7,319
5.25% 5/30/48	19,643	26,724
		193,479

TOTAL COMMUNICATION SERVICES		1,273,969

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,626	9,809
1.65% 7/12/21	6,533	6,590
1.7% 9/9/21	3,698	3,738
2.3% 9/9/26	4,109	4,418
3.55% 1/12/24	20,052	21,806
General Motors Co.:
5% 10/1/28	5,652	6,733
5.2% 4/1/45	3,509	4,274
5.95% 4/1/49	5,200	7,016
6.6% 4/1/36	4,799	6,475
6.75% 4/1/46	5,880	8,380
6.8% 10/1/27	10,900	14,002
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	6,184
3.85% 1/5/28	5,753	6,407
4% 1/15/25	5,071	5,551
4% 10/6/26	3,024	3,378
4.3% 7/13/25	10,190	11,396
4.35% 1/17/27	6,575	7,471
4.375% 9/25/21	7,552	7,768
5.65% 1/17/29	17,583	21,708
		163,104
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	3,842	4,123
George Washington University 4.3% 9/15/44	1,644	2,018
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	3,904	3,925
3.75% 8/21/28	3,821	4,430
4.3% 2/21/48	4,084	5,183
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	2,862
3.959% 7/1/38	3,883	4,749
Northwestern University 4.643% 12/1/44	2,753	3,645
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,794
3.619% 10/1/37	822	973
Rice University 3.774% 5/15/55	1,560	1,978
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,242
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,323
University of Southern California 5.25% 10/1/2111	1,644	2,561
		45,806
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	1,890	1,891
3.3% 7/1/25	4,955	5,508
3.5% 7/1/27	7,880	9,012
3.6% 7/1/30	5,880	6,896
3.625% 9/1/49	10,170	11,918
3.7% 1/30/26	13,863	15,745
4.2% 4/1/50	4,930	6,306
4.45% 3/1/47	4,667	6,063
4.875% 12/9/45	4,462	6,094
6.3% 3/1/38	5,789	8,842
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,770
Starbucks Corp.:
2% 3/12/27	9,830	10,410
2.45% 6/15/26	8,218	8,877
3.5% 11/15/50	3,400	3,894
3.8% 8/15/25	5,711	6,475
3.85% 10/1/23	1,540	1,672
4% 11/15/28	5,753	6,810
4.5% 11/15/48	3,863	5,019
		124,202
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	9,060	9,184
1.5% 6/3/30	16,000	16,322
2.4% 2/22/23	13,025	13,601
2.5% 6/3/50	5,260	5,551
2.8% 8/22/24	5,325	5,764
3.15% 8/22/27	8,596	9,768
3.875% 8/22/37	9,029	11,456
4.05% 8/22/47	15,634	20,903
4.25% 8/22/57	7,457	10,585
4.8% 12/5/34	4,931	6,819
		109,953
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,665
4% 5/15/25	6,575	7,419
Kohl's Corp. 4.75% 12/15/23	1,748	1,866
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	2,220	2,065
4.3% 2/15/43	3,904	2,674
Nordstrom, Inc.:
4% 3/15/27	3,706	3,602
5% 1/15/44	1,644	1,480
Target Corp.:
3.9% 11/15/47	12,141	16,226
4% 7/1/42	5,753	7,736
		50,733
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,331
3.25% 4/15/25	3,287	3,582
3.625% 4/15/25	9,520	10,604
3.7% 4/15/22	4,520	4,685
3.75% 6/1/27	4,770	5,473
4% 4/15/30	9,850	11,592
Lowe's Companies, Inc.:
1.3% 4/15/28	6,600	6,595
1.7% 10/15/30	10,000	10,042
3.65% 4/5/29	8,801	10,255
3.7% 4/15/46	2,876	3,387
4.05% 5/3/47	9,450	11,610
4.5% 4/15/30	9,950	12,297
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,492
The Home Depot, Inc.:
2.5% 4/15/27	9,970	10,892
2.8% 9/14/27	4,109	4,571
2.95% 6/15/29	17,190	19,452
3% 4/1/26	8,242	9,177
3.125% 12/15/49	5,500	6,331
3.3% 4/15/40	5,000	5,911
3.75% 2/15/24	5,527	6,069
3.9% 12/6/28	4,733	5,667
3.9% 6/15/47	7,048	9,031
4.2% 4/1/43	1,294	1,690
4.25% 4/1/46	2,696	3,588
4.5% 12/6/48	6,139	8,561
4.875% 2/15/44	2,362	3,352
5.875% 12/16/36	8,546	12,980
		203,217
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,523
2.85% 3/27/30	4,940	5,593
3.25% 3/27/40	10,000	11,737
3.375% 11/1/46	3,698	4,431
3.375% 3/27/50	4,940	5,961
		33,245

TOTAL CONSUMER DISCRETIONARY		730,260

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,321	2,435
3.3% 2/1/23	7,572	7,995
3.65% 2/1/26	49,741	56,144
4.625% 2/1/44	4,725	5,935
4.7% 2/1/36	4,002	4,973
4.9% 2/1/46	14,940	19,420
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	11,546	13,114
4.439% 10/6/48	6,076	7,604
4.6% 4/15/48	15,408	19,621
5.55% 1/23/49	34,888	50,080
5.8% 1/23/59 (Reg. S)	11,463	17,493
8.2% 1/15/39	2,301	3,962
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	9,293
3.7% 12/6/26	6,204	7,116
5.25% 11/15/48	5,950	8,445
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,714
2% 4/29/30	12,200	12,792
2.125% 4/29/32	11,000	11,644
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	3,130
4.057% 5/25/23	12,326	13,375
4.985% 5/25/38	5,916	7,915
5.085% 5/25/48	8,000	11,236
Molson Coors Beverage Co.:
2.1% 7/15/21	4,026	4,062
3% 7/15/26	14,299	15,589
4.2% 7/15/46	10,872	12,547
PepsiCo, Inc.:
1.4% 2/25/31	12,880	13,000
1.625% 5/1/30	35,483	36,575
2.25% 5/2/22	9,861	10,129
2.375% 10/6/26	5,547	6,048
3% 10/15/27	14,965	16,876
3.6% 8/13/42	2,465	3,031
3.875% 3/19/60	5,000	6,657
4.25% 10/22/44	4,931	6,477
4.45% 4/14/46	4,766	6,630
The Coca-Cola Co.:
1.375% 3/15/31	10,000	10,000
1.45% 6/1/27	6,880	7,098
1.65% 6/1/30	6,890	7,092
2.5% 6/1/40	6,890	7,427
2.5% 3/15/51	5,000	5,177
2.6% 6/1/50	6,890	7,300
2.75% 6/1/60	6,890	7,453
2.875% 10/27/25	7,873	8,744
		503,348
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	14,480	14,869
2.75% 5/18/24	4,931	5,307
Kroger Co.:
2.65% 10/15/26	2,342	2,554
3.5% 2/1/26	3,287	3,687
3.95% 1/15/50	3,000	3,668
5.15% 8/1/43	2,240	3,074
5.4% 1/15/49	5,349	7,766
Sysco Corp.:
3.3% 7/15/26	2,696	2,984
3.3% 2/15/50	11,600	12,235
3.75% 10/1/25	4,684	5,260
6.6% 4/1/40	8,100	11,954
Walgreen Co. 3.1% 9/15/22	2,342	2,450
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	10,310	11,158
3.45% 6/1/26	4,109	4,555
4.65% 6/1/46	4,520	5,197
Walmart, Inc.:
2.95% 9/24/49	5,200	6,062
3.3% 4/22/24	15,613	16,988
3.4% 6/26/23	7,692	8,274
3.7% 6/26/28	10,108	11,926
4.05% 6/29/48	14,931	20,545
4.3% 4/22/44	4,931	6,672
5.625% 4/1/40	1,644	2,522
5.625% 4/15/41	3,780	5,906
6.5% 8/15/37	6,800	11,124
		186,737
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	4,026
4.8% 3/15/48	11,504	15,227
Conagra Brands, Inc.:
3.2% 1/25/23	7,236	7,598
4.3% 5/1/24	7,372	8,223
4.85% 11/1/28	11,201	13,924
5.3% 11/1/38	4,072	5,458
5.4% 11/1/48	7,376	10,611
General Mills, Inc.:
2.875% 4/15/30	5,977	6,645
3.7% 10/17/23	11,463	12,486
4.2% 4/17/28	14,134	16,838
4.55% 4/17/38	5,010	6,458
Kellogg Co.:
3.125% 5/17/22	1,540	1,600
3.25% 4/1/26	3,057	3,425
4.3% 5/15/28	4,931	5,852
Kraft Foods Group, Inc. 5% 6/4/42	2,321	2,657
Kraft Heinz Foods Co.:
3% 6/1/26	24,023	25,067
4.375% 6/1/46	5,613	5,987
4.625% 1/30/29	6,000	6,881
5% 7/15/35	2,876	3,388
5.2% 7/15/45	4,256	5,017
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,930
4% 3/1/26	6,056	6,998
4.35% 3/1/29	7,396	8,976
5.1% 9/28/48	7,664	11,024
Unilever Capital Corp.:
1.375% 9/14/30	15,085	15,193
2% 7/28/26	1,716	1,829
3.1% 7/30/25	2,383	2,644
		220,962
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,951
Kimberly-Clark Corp.:
1.05% 9/15/27	17,353	17,542
2.4% 3/1/22	4,274	4,386
2.4% 6/1/23	6,575	6,910
3.1% 3/26/30	3,462	3,996
3.2% 7/30/46	2,055	2,435
3.95% 11/1/28	7,000	8,426
Procter & Gamble Co.:
2.3% 2/6/22	3,863	3,958
2.85% 8/11/27	3,698	4,156
3% 3/25/30	8,140	9,421
3.1% 8/15/23	8,218	8,844
		79,025
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	5,753	5,987
3.8% 2/14/24	3,821	4,173
3.875% 9/16/46	8,218	8,846
4.25% 8/9/42	8,036	9,051
4.8% 2/14/29	10,905	13,054
5.8% 2/14/39	7,684	10,165
5.95% 2/14/49	8,546	12,150
BAT Capital Corp.:
3.222% 8/15/24	8,464	9,158
3.557% 8/15/27	17,397	19,330
4.39% 8/15/37	8,920	10,051
4.54% 8/15/47	13,757	15,492
4.758% 9/6/49	10,000	11,505
Philip Morris International, Inc.:
1.875% 2/25/21	12,326	12,357
2.125% 5/10/23	2,547	2,651
2.75% 2/25/26	3,082	3,356
3.6% 11/15/23	3,017	3,299
3.875% 8/21/42	3,965	4,745
4.125% 3/4/43	8,218	10,067
4.875% 11/15/43	4,931	6,624
6.375% 5/16/38	1,192	1,828
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,621
4.85% 9/15/23	1,479	1,656
5.85% 8/15/45	3,484	4,451
7.25% 6/15/37	5,933	8,164
		194,781

TOTAL CONSUMER STAPLES		1,184,853

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	22,722
5.125% 9/15/40	1,644	2,151
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,123	3,538
Halliburton Co.:
2.92% 3/1/30	7,920	8,109
3.8% 11/15/25	522	577
5% 11/15/45	6,196	6,979
7.45% 9/15/39	1,233	1,723
		45,799
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.:
4.375% 10/15/28	14,646	14,912
5.1% 9/1/40	2,465	2,530
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,299
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,564
3.062% 3/17/22	3,082	3,194
3.279% 9/19/27	10,470	11,690
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,966
3.9% 2/1/25	1,540	1,680
4.95% 6/1/47	5,259	6,412
5.85% 2/1/35	9,900	12,073
6.25% 3/15/38	5,629	7,256
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,401
3.8% 9/15/23	1,438	1,483
4.25% 4/15/27	7,807	8,321
5.4% 6/15/47	7,724	8,244
6.75% 11/15/39	1,644	1,955
Chevron Corp.:
1.141% 5/11/23	6,420	6,548
1.554% 5/11/25	6,120	6,362
1.995% 5/11/27	5,120	5,423
2.1% 5/16/21	11,299	11,377
2.236% 5/11/30	6,120	6,576
2.895% 3/3/24	19,336	20,744
2.954% 5/16/26	9,039	10,004
2.978% 5/11/40	5,120	5,675
3.078% 5/11/50	6,120	6,814
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,732	3,143
ConocoPhillips Co.:
4.95% 3/15/26	20,174	24,224
5.95% 3/15/46	4,931	7,507
6.5% 2/1/39	6,187	9,434
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,180
Devon Energy Corp.:
5% 6/15/45	13,676	15,356
5.6% 7/15/41	2,362	2,764
Ecopetrol SA:
5.375% 6/26/26	3,895	4,461
5.875% 5/28/45	3,123	3,702
7.375% 9/18/43	4,060	5,453
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,292
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,507
5.5% 12/1/46	11,908	15,840
Encana Corp.:
3.9% 11/15/21	4,026	4,055
6.5% 2/1/38	7,299	7,736
Energy Transfer Partners LP:
3.6% 2/1/23	7,026	7,297
3.75% 5/15/30	13,750	14,259
4.95% 6/15/28	7,749	8,665
5% 5/15/50	14,560	15,444
5.15% 3/15/45	6,575	6,809
5.8% 6/15/38	7,200	7,955
6% 6/15/48	16,127	18,130
6.25% 4/15/49	2,395	2,799
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,639
3.95% 2/15/27	21,267	24,485
4.05% 2/15/22	7,663	8,006
4.2% 1/31/50	4,890	5,696
4.25% 2/15/48	16,386	19,171
4.8% 2/1/49	6,035	7,588
4.85% 8/15/42	2,055	2,521
4.85% 3/15/44	4,109	5,030
4.9% 5/15/46	3,517	4,386
5.7% 2/15/42	1,644	2,197
7.55% 4/15/38	1,644	2,452
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,324
Equinor ASA:
2.375% 5/22/30	9,460	10,094
3.625% 9/10/28	9,927	11,592
3.7% 3/1/24	2,999	3,297
5.1% 8/17/40	1,644	2,276
Exxon Mobil Corp.:
1.571% 4/15/23	30,000	30,838
2.726% 3/1/23	8,218	8,618
3.043% 3/1/26	6,846	7,570
3.452% 4/15/51	3,430	3,900
3.482% 3/19/30	20,000	23,124
3.567% 3/6/45	5,464	6,251
Hess Corp.:
3.5% 7/15/24	3,123	3,248
5.6% 2/15/41	2,794	3,289
5.8% 4/1/47	3,500	4,331
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,555
3.5% 9/1/23	1,644	1,756
3.95% 9/1/22	5,753	6,056
4.25% 9/1/24	12,326	13,670
5% 3/1/43	822	955
5.5% 3/1/44	5,750	7,158
5.625% 9/1/41	822	1,020
6.55% 9/15/40	2,465	3,273
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,498
5.2% 3/1/48	7,215	8,966
5.3% 12/1/34	7,026	8,489
5.55% 6/1/45	8,000	10,115
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,891
5% 3/1/26	2,465	2,926
Marathon Oil Corp.:
3.85% 6/1/25	5,753	6,053
5.2% 6/1/45	4,109	4,512
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,191
4.7% 5/1/25	18,000	20,447
4.75% 12/15/23	4,697	5,184
5.125% 3/1/21	822	831
6.5% 3/1/41	822	1,044
MPLX LP:
4.125% 3/1/27	7,765	8,756
4.7% 4/15/48	16,024	18,047
4.8% 2/15/29	7,552	8,884
5.2% 3/1/47	5,029	5,934
5.5% 2/15/49	7,130	8,863
Nexen, Inc. 5.875% 3/10/35	3,048	4,216
Noble Energy, Inc.:
4.2% 10/15/49	3,600	4,540
4.95% 8/15/47	11,341	15,633
ONEOK Partners LP 3.375% 10/1/22	4,109	4,279
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,792
4.95% 7/13/47	4,807	5,076
5.2% 7/15/48	2,482	2,698
Petro-Canada 6.8% 5/15/38	6,940	9,382
Petroleos Mexicanos:
5.35% 2/12/28	7,620	7,128
5.625% 1/23/46	2,514	2,002
5.95% 1/28/31	6,700	6,227
6.35% 2/12/48	17,798	14,909
6.49% 1/23/27	15,353	15,353
6.5% 3/13/27	13,397	13,376
6.75% 9/21/47	10,876	9,364
6.84% 1/23/30	14,291	13,949
7.69% 1/23/50	18,815	17,315
Phillips 66 Co.:
4.875% 11/15/44	822	1,038
5.875% 5/1/42	7,807	10,660
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,176
4.65% 10/15/25	10,066	11,018
4.9% 2/15/45	1,561	1,571
6.65% 1/15/37	2,297	2,678
Shell International Finance BV:
1.75% 9/12/21	5,342	5,408
2% 11/7/24	8,100	8,535
2.375% 8/21/22	2,465	2,556
2.375% 4/6/25	18,500	19,790
2.375% 11/7/29	27,200	29,176
3.125% 11/7/49	11,500	12,629
3.25% 5/11/25	11,637	12,888
3.5% 11/13/23	5,753	6,265
3.875% 11/13/28	7,000	8,279
4% 5/10/46	3,287	4,073
4.375% 5/11/45	10,930	14,117
6.375% 12/15/38	3,452	5,374
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,876
4.75% 3/15/24	3,965	4,424
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,414
4% 11/15/47	4,109	4,383
Suncor Energy, Inc.(OLD) 6.85% 6/1/39	1,644	2,200
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,180	6,624
5.3% 4/1/44	4,766	4,995
5.4% 10/1/47	4,520	4,814
The Williams Companies, Inc.:
3.75% 6/15/27	19,197	21,555
4.55% 6/24/24	4,663	5,238
4.85% 3/1/48	6,928	8,290
5.75% 6/24/44	1,561	1,962
Total Capital International SA:
2.7% 1/25/23	1,561	1,640
2.75% 6/19/21	4,931	4,994
2.875% 2/17/22	3,431	3,535
3.127% 5/29/50	2,930	3,207
3.455% 2/19/29	17,537	20,237
3.461% 7/12/49	5,360	6,138
3.75% 4/10/24	1,644	1,818
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,248
4.75% 5/15/38	8,622	10,667
4.875% 1/15/26	4,109	4,871
4.875% 5/15/48	4,043	5,218
5.1% 3/15/49	2,874	3,842
6.1% 6/1/40	5,505	7,564
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	4,800	5,282
3.95% 5/15/50 (a)	4,800	5,305
4.45% 8/1/42	6,369	7,365
4.6% 3/15/48	3,287	3,856
Valero Energy Corp.:
2.85% 4/15/25	13,579	14,262
4% 4/1/29	7,664	8,561
6.625% 6/15/37	4,454	5,834
Williams Partners LP:
3.35% 8/15/22	2,301	2,401
3.9% 1/15/25	2,897	3,197
		1,297,799

TOTAL ENERGY		1,343,598

FINANCIALS - 8.1%
Banks - 4.5%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,526
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	20,750	21,649
2.503% 10/21/22	7,396	7,539
2.625% 4/19/21	5,753	5,804
2.676% 6/19/41 (b)	10,200	10,648
2.831% 10/24/51 (b)	8,260	8,667
3.004% 12/20/23 (b)	8,707	9,147
3.194% 7/23/30 (b)	39,496	44,098
3.248% 10/21/27	3,082	3,426
3.366% 1/23/26 (b)	21,711	23,807
3.419% 12/20/28 (b)	24,895	28,014
3.593% 7/21/28 (b)	9,122	10,332
3.705% 4/24/28 (b)	7,232	8,248
3.864% 7/23/24 (b)	19,969	21,665
3.97% 3/5/29 (b)	18,000	20,927
3.974% 2/7/30 (b)	11,619	13,622
4% 4/1/24	3,997	4,429
4% 1/22/25	4,931	5,517
4.083% 3/20/51 (b)	5,200	6,636
4.1% 7/24/23	5,753	6,298
4.183% 11/25/27	4,232	4,883
4.2% 8/26/24	6,985	7,815
4.25% 10/22/26	3,287	3,836
4.271% 7/23/29 (b)	14,800	17,589
4.33% 3/15/50 (b)	10,757	14,193
4.443% 1/20/48 (b)	12,532	16,787
4.45% 3/3/26	10,683	12,468
5% 1/21/44	4,412	6,295
Bank of Montreal:
3.3% 2/5/24	13,320	14,434
3.803% 12/15/32 (b)	9,580	10,839
Bank of Nova Scotia:
3.4% 2/11/24	33,229	36,136
4.375% 1/13/21	822	826
4.5% 12/16/25	13,050	15,016
Barclays PLC:
2.852% 5/7/26 (b)	11,000	11,677
3.25% 1/12/21	6,164	6,183
3.932% 5/7/25 (b)	13,028	14,179
4.337% 1/10/28	4,602	5,262
4.375% 1/12/26	4,289	4,896
4.836% 5/9/28	7,889	8,977
4.95% 1/10/47	13,280	18,008
5.25% 8/17/45	4,602	6,357
BB&T Corp.:
2.75% 4/1/22	7,289	7,511
3.75% 12/6/23	14,460	15,822
BPCE SA 4% 4/15/24	1,716	1,904
Capital One Bank NA 3.375% 2/15/23	2,079	2,202
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	16,435	17,844
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	18,944	21,411
2.35% 8/2/21	17,339	17,575
2.75% 4/25/22	11,989	12,362
3.106% 4/8/26 (b)	25,600	27,827
3.142% 1/24/23 (b)	18,901	19,468
3.668% 7/24/28 (b)	6,229	7,061
3.7% 1/12/26	9,146	10,351
3.887% 1/10/28 (b)	3,698	4,211
3.98% 3/20/30 (b)	29,252	34,246
4.125% 7/25/28	12,688	14,817
4.4% 6/10/25	3,287	3,764
4.412% 3/31/31 (b)	8,000	9,651
4.6% 3/9/26	4,931	5,770
4.65% 7/23/48	11,650	16,156
4.75% 5/18/46	6,467	8,557
5.3% 5/6/44	1,644	2,315
5.5% 9/13/25	4,109	4,946
5.875% 1/30/42	1,377	2,104
8.125% 7/15/39	6,575	11,903
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,623
2.638% 9/30/32 (a)	1,554	1,620
Comerica, Inc. 3.8% 7/22/26	2,999	3,377
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,296	10,892
Discover Bank 4.2% 8/8/23	5,753	6,297
Export-Import Bank of Korea:
2.875% 1/21/25	6,245	6,780
5% 4/11/22	5,071	5,382
Fifth Third Bancorp:
2.55% 5/5/27	12,200	13,182
2.6% 6/15/22	6,146	6,343
3.5% 3/15/22	1,356	1,407
8.25% 3/1/38	1,708	2,885
HSBC Holdings PLC:
2.013% 9/22/28 (b)	40,050	40,696
2.099% 6/4/26 (b)	15,000	15,470
3.803% 3/11/25 (b)	26,696	29,052
3.9% 5/25/26	9,039	10,233
4.25% 8/18/25	4,602	5,195
4.292% 9/12/26 (b)	38,247	43,296
4.375% 11/23/26	23,584	26,945
4.95% 3/31/30	11,926	14,830
5.25% 3/14/44	3,946	5,321
6.5% 9/15/37	8,628	12,471
6.8% 6/1/38	5,000	7,456
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,256
Huntington Bancshares, Inc.:
2.3% 1/14/22	6,753	6,894
3.15% 3/14/21	4,861	4,889
Japan Bank International Cooperation:
1.875% 7/21/26	3,260	3,461
2.125% 2/10/25	1,716	1,826
2.25% 11/4/26	4,486	4,871
2.375% 11/16/22	9,438	9,807
2.375% 4/20/26	10,730	11,675
2.75% 1/21/26	2,720	3,001
2.875% 6/1/27	6,246	7,033
3.125% 7/20/21	3,386	3,447
3.25% 7/20/28	7,396	8,638
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	30,280	31,721
2.522% 4/22/31 (b)	9,850	10,530
2.776% 4/25/23 (b)	4,109	4,244
2.95% 10/1/26	20,733	22,878
2.956% 5/13/31 (b)	10,250	11,151
3.109% 4/22/51 (b)	12,250	13,703
3.22% 3/1/25 (b)	14,331	15,480
3.25% 9/23/22	3,287	3,461
3.3% 4/1/26	7,396	8,258
3.375% 5/1/23	1,561	1,670
3.509% 1/23/29 (b)	26,000	29,496
3.54% 5/1/28 (b)	13,970	15,819
3.559% 4/23/24 (b)	8,218	8,806
3.797% 7/23/24 (b)	11,382	12,330
3.875% 9/10/24	26,892	29,962
3.882% 7/24/38 (b)	3,698	4,491
3.9% 7/15/25	17,750	20,093
3.96% 1/29/27 (b)	10,000	11,435
3.964% 11/15/48 (b)	7,724	9,861
4.005% 4/23/29 (b)	16,874	19,744
4.125% 12/15/26	4,828	5,643
4.203% 7/23/29 (b)	35,899	42,660
4.35% 8/15/21	1,644	1,690
4.452% 12/5/29 (b)	10,040	12,178
4.5% 1/24/22	10,683	11,193
4.625% 5/10/21	1,233	1,256
4.85% 2/1/44	4,109	5,904
4.95% 6/1/45	7,843	11,204
5.5% 10/15/40	4,684	6,963
5.6% 7/15/41	1,233	1,876
5.625% 8/16/43	4,109	6,196
KeyBank NA 3.4% 5/20/26	4,289	4,780
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,352
4.344% 1/9/48	12,326	15,368
4.582% 12/10/25	9,580	10,778
4.65% 3/24/26	7,067	8,088
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,368	2,401
2.801% 7/18/24	6,706	7,174
2.998% 2/22/22	7,560	7,802
3.195% 7/18/29	11,687	13,166
3.455% 3/2/23	15,071	16,054
3.751% 7/18/39	6,514	7,849
3.85% 3/1/26	538	619
3.961% 3/2/28	18,079	21,251
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	11,200	11,745
2.591% 5/25/31 (b)	13,600	14,436
2.953% 2/28/22	7,067	7,298
3.549% 3/5/23	9,861	10,524
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,492
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	8,959	8,904
2.375% 10/1/21	3,883	3,952
2.875% 9/7/21	3,455	3,525
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,866
2.6% 7/23/26	20,000	21,886
3.5% 1/23/24	14,370	15,634
3.9% 4/29/24	4,643	5,120
Rabobank Nederland:
3.75% 7/21/26	15,819	17,794
3.95% 11/9/22	4,546	4,836
4.375% 8/4/25	5,147	5,882
4.5% 1/11/21	822	826
5.25% 5/24/41	2,465	3,634
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,684
3.375% 5/21/25	3,217	3,614
Regions Financial Corp. 2.75% 8/14/22	6,229	6,464
Royal Bank of Canada:
2.75% 2/1/22	10,683	10,992
4.65% 1/27/26	10,675	12,658
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(c)	7,000	8,404
3.498% 5/15/23 (b)	8,411	8,758
3.754% 11/1/29 (b)	10,600	11,224
3.875% 9/12/23	3,260	3,532
4.445% 5/8/30 (b)	5,748	6,809
4.8% 4/5/26	5,424	6,363
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,431
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,369
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,700	11,963
2.142% 9/23/30	11,400	11,442
2.348% 1/15/25	7,400	7,825
2.442% 10/19/21	12,326	12,557
2.75% 1/15/30	7,000	7,643
2.778% 10/18/22	6,204	6,482
2.784% 7/12/22	8,620	8,950
2.846% 1/11/22	8,711	8,950
3.102% 1/17/23	31,345	33,096
3.936% 10/16/23	12,886	14,099
Synchrony Bank 3% 6/15/22	5,753	5,945
The Toronto-Dominion Bank:
2.5% 12/14/20	11,522	11,531
2.65% 6/12/24	19,100	20,425
3.25% 3/11/24	25,000	27,109
3.5% 7/19/23	8,218	8,894
U.S. Bancorp:
1.375% 7/22/30	10,000	10,033
2.625% 1/24/22	11,402	11,685
3% 7/30/29	8,900	9,981
3.1% 4/27/26	7,396	8,238
4.125% 5/24/21	2,465	2,503
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,313
2.164% 2/11/26 (b)	30,500	31,932
2.188% 4/30/26 (b)	24,150	25,279
2.406% 10/30/25 (b)	41,860	44,079
2.572% 2/11/31 (b)	19,310	20,470
2.625% 7/22/22	12,145	12,582
3% 10/23/26	16,706	18,394
3.068% 4/30/41 (b)	14,600	15,886
3.3% 9/9/24	3,800	4,148
3.45% 2/13/23	3,020	3,205
3.55% 9/29/25	3,484	3,890
3.75% 1/24/24	35,240	38,278
3.9% 5/1/45	3,911	4,882
4.1% 6/3/26	2,650	3,048
4.4% 6/14/46	5,868	7,419
4.48% 1/16/24	3,135	3,473
4.75% 12/7/46	13,148	17,490
4.9% 11/17/45	7,928	10,548
5.013% 4/4/51 (b)	4,980	7,094
5.375% 11/2/43	5,520	7,811
5.606% 1/15/44	9,352	13,386
Westpac Banking Corp.:
2% 8/19/21	7,051	7,144
2.5% 6/28/22	20,897	21,611
2.85% 5/13/26	3,904	4,315
3.3% 2/26/24	26,696	28,968
4.11% 7/24/34 (b)	10,000	11,354
4.421% 7/24/39	4,790	6,178
Zions Bancorp NA 4.5% 6/13/23	171	185
		2,522,931
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,331
Bank of New York Mellon Corp.:
2.6% 2/7/22	8,218	8,433
2.8% 5/4/26	4,626	5,128
2.95% 1/29/23	12,326	12,990
BlackRock, Inc.:
3.5% 3/18/24	2,383	2,627
4.25% 5/24/21	5,342	5,444
Credit Suisse AG:
3% 10/29/21	2,573	2,635
3.625% 9/9/24	8,156	9,051
Credit Suisse Group AG:
3.8% 6/9/23	16,435	17,688
4.55% 4/17/26	6,985	8,185
4.875% 5/15/45	9,289	12,920
Deutsche Bank AG:
4.1% 1/13/26	9,900	10,899
4.5% 4/1/25	2,573	2,751
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,560	7,876
3.7% 5/30/24	8,054	8,646
3.95% 2/27/23	14,178	15,051
4.1% 1/13/26	17,914	19,727
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,502
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,396
Goldman Sachs Group, Inc.:
2.6% 2/7/30	10,000	10,751
3% 4/26/22	13,740	13,884
3.2% 2/23/23	19,041	20,158
3.5% 1/23/25	22,109	24,285
3.625% 1/22/23	7,396	7,891
3.625% 2/20/24	8,628	9,415
3.691% 6/5/28 (b)	14,600	16,699
3.75% 2/25/26	4,782	5,427
3.85% 7/8/24	3,123	3,438
3.85% 1/26/27	24,850	28,395
4.25% 10/21/25	4,109	4,718
4.411% 4/23/39 (b)	3,900	5,004
4.75% 10/21/45	12,967	18,098
5.25% 7/27/21	3,698	3,815
5.75% 1/24/22	3,534	3,751
5.95% 1/15/27	12,326	15,585
6.75% 10/1/37	16,810	25,726
Intercontinental Exchange, Inc.:
0.7% 6/15/23	3,400	3,417
1.85% 9/15/32	9,300	9,383
2.65% 9/15/40	9,300	9,576
3.75% 12/1/25	4,725	5,346
3.75% 9/21/28	7,667	8,889
4% 10/15/23	3,082	3,385
4.25% 9/21/48	8,680	11,268
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	5,815	8,518
7.75% 5/14/38	3,431	5,872
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	6,212	8,128
2.188% 4/28/26 (b)	20,150	21,252
2.625% 11/17/21	14,282	14,589
2.72% 7/22/25 (b)	15,600	16,684
2.75% 5/19/22	9,861	10,202
3.125% 1/23/23	50,292	53,137
3.125% 7/27/26	4,602	5,139
3.591% 7/22/28 (b)	6,985	7,941
3.7% 10/23/24	4,931	5,481
3.75% 2/25/23	5,568	5,968
3.772% 1/24/29 (b)	10,090	11,658
3.875% 4/29/24	12,064	13,333
3.875% 1/27/26	4,315	4,933
3.95% 4/23/27	28,092	32,355
3.971% 7/22/38 (b)	5,136	6,356
4.3% 1/27/45	1,644	2,234
4.375% 1/22/47	9,122	12,645
5.5% 7/28/21	2,794	2,887
5.597% 3/24/51 (b)	10,650	17,190
5.75% 1/25/21	4,109	4,142
6.375% 7/24/42	2,383	3,903
7.25% 4/1/32	822	1,276
Northern Trust Corp. 1.95% 5/1/30	17,750	18,637
State Street Corp. 2.65% 5/19/26	6,204	6,808
		729,852
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	12,057
3.5% 5/26/22	7,765	7,986
3.65% 7/21/27	3,698	3,826
3.875% 1/23/28	12,902	13,164
4.45% 10/1/25	8,094	8,743
4.625% 7/1/22	7,765	8,147
4.875% 1/16/24	7,026	7,567
Ally Financial, Inc.:
3.05% 6/5/23	5,150	5,430
5.8% 5/1/25	15,300	18,149
American Express Co.:
2.5% 8/1/22	10,321	10,673
2.5% 7/30/24	31,910	34,000
4.05% 12/3/42	5,732	7,251
Capital One Financial Corp.:
3.2% 1/30/23	11,439	12,095
3.3% 10/30/24	11,942	13,005
3.75% 7/28/26	8,013	8,920
3.75% 3/9/27	29,065	33,087
3.8% 1/31/28	10,683	12,270
3.9% 1/29/24	14,020	15,370
4.75% 7/15/21	3,287	3,377
Discover Financial Services:
4.5% 1/30/26	15,464	17,765
5.2% 4/27/22	822	872
Ford Motor Credit Co. LLC:
3.2% 1/15/21	3,088	3,091
3.219% 1/9/22	3,002	3,010
3.336% 3/18/21	3,646	3,659
4.25% 9/20/22	1,544	1,582
4.375% 8/6/23	3,431	3,579
5.875% 8/2/21	9,348	9,570
GE Capital International Funding Co.:
3.373% 11/15/25	23,667	25,973
4.418% 11/15/35	26,211	30,231
John Deere Capital Corp.:
2.55% 1/8/21	8,547	8,567
2.65% 6/24/24	8,596	9,222
2.65% 6/10/26	4,109	4,505
2.7% 1/6/23	8,218	8,611
2.8% 1/27/23	4,109	4,324
2.8% 3/6/23	2,671	2,823
2.8% 9/8/27	5,753	6,401
3.45% 3/7/29	16,435	19,137
Synchrony Financial:
3.7% 8/4/26	3,881	4,253
4.375% 3/19/24	9,249	10,164
5.15% 3/19/29	22,382	26,791
Toyota Motor Credit Corp.:
0.5% 8/14/23	15,000	15,044
1.15% 8/13/27	17,300	17,280
1.9% 4/8/21	1,644	1,653
2.6% 1/11/22	6,575	6,740
2.7% 1/11/23	8,218	8,618
2.75% 5/17/21	2,136	2,161
3.35% 1/8/24	11,496	12,471
		503,214
Diversified Financial Services - 0.8%
AB Svensk Exportkredit:
0.25% 9/29/23	13,980	13,953
2.375% 3/9/22	4,602	4,723
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,850	7,956
2.85% 10/15/50	11,000	12,014
4.2% 8/15/48	9,754	13,119
5.75% 1/15/40	4,109	6,401
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,617
4.5% 2/11/43	1,644	2,266
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	11,878
3.017% 1/16/27	7,807	8,547
3.224% 4/14/24	12,454	13,445
3.245% 5/6/22	6,369	6,630
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	4,038
3.9% 3/15/27	4,635	5,093
4.05% 7/1/30	5,036	5,682
4.125% 6/15/26	6,204	6,886
4.125% 5/15/29	5,548	6,322
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	7,200
2.6% 11/15/29	7,940	8,749
3.4% 11/15/49	8,600	10,243
Export Development Canada:
2.625% 2/21/24	9,580	10,291
2.75% 3/15/23	37,520	39,627
General Electric Capital Corp.:
4.65% 10/17/21	1,648	1,709
5.875% 1/14/38	3,677	4,755
6.15% 8/7/37	447	592
6.875% 1/10/39	942	1,331
KfW:
0.25% 10/19/23	12,100	12,100
0.375% 7/18/25	14,150	14,108
1.5% 6/15/21	24,538	24,713
2% 10/4/22	20,692	21,374
2% 5/2/25	3,143	3,364
2.125% 3/7/22	6,724	6,887
2.125% 1/17/23	9,861	10,258
2.375% 12/29/22	27,223	28,437
2.5% 11/20/24	8,567	9,295
2.625% 2/28/24	16,765	18,031
2.875% 4/3/28	12,622	14,543
3.125% 12/15/21	15,860	16,338
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,436
2.5% 11/15/27	7,264	8,129
Voya Financial, Inc.:
3.65% 6/15/26	12,975	14,863
5.7% 7/15/43	3,082	4,227
		438,170
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	22,150	21,981
3.35% 5/3/26	3,468	3,915
4.35% 11/3/45	3,287	4,487
AFLAC, Inc. 4% 10/15/46	3,107	3,664
Allstate Corp.:
3.28% 12/15/26	3,879	4,430
4.2% 12/15/46	6,212	8,182
American International Group, Inc.:
3.75% 7/10/25	2,342	2,628
3.875% 1/15/35	2,219	2,679
3.9% 4/1/26	3,098	3,540
4.2% 4/1/28	15,243	18,164
4.375% 6/30/50	4,700	6,095
4.5% 7/16/44	7,293	9,358
4.7% 7/10/35	4,766	6,121
4.75% 4/1/48	8,077	10,893
4.875% 6/1/22	7,396	7,884
6.4% 12/15/20	2,383	2,388
Aon PLC:
3.5% 6/14/24	1,644	1,797
4% 11/27/23	2,465	2,695
4.6% 6/14/44	1,315	1,752
4.75% 5/15/45	4,832	6,673
Baylor Scott & White Holdings 3.967% 11/15/46	2,055	2,473
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	8,065
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	6,402
3.6% 8/19/49	6,993	8,378
4.4% 3/15/48	7,979	10,479
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,618
4.35% 3/1/48	2,500	3,056
4.375% 6/15/50	5,000	6,213
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,708
3.875% 3/15/24	7,807	8,618
4.05% 10/15/23	5,568	6,088
4.2% 3/1/48	4,002	5,312
4.35% 1/30/47	2,301	3,118
4.375% 3/15/29	6,327	7,727
4.9% 3/15/49	7,643	11,252
MetLife, Inc.:
4.125% 8/13/42	5,130	6,557
4.55% 3/23/30	9,300	11,664
4.6% 5/13/46	1,644	2,256
4.721% 12/15/44 (b)	4,109	5,658
5.875% 2/6/41	2,059	3,170
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	8,182
Progressive Corp.:
2.45% 1/15/27	3,895	4,248
4.2% 3/15/48	4,550	6,133
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	6,177
3.905% 12/7/47	452	548
3.935% 12/7/49	8,809	10,694
4.35% 2/25/50	10,267	13,230
4.418% 3/27/48	5,218	6,754
5.7% 12/14/36	312	452
The Chubb Corp. 6.5% 5/15/38	2,884	4,609
The Travelers Companies, Inc.:
4.1% 3/4/49	5,000	6,590
4.3% 8/25/45	1,199	1,583
6.25% 6/15/37	6,862	10,594
Unum Group 4.5% 3/15/25	22,170	24,704
		357,636

TOTAL FINANCIALS		4,551,803

HEALTH CARE - 2.9%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,244	2,262
2.6% 11/21/24	12,700	13,574
2.9% 11/6/22	4,684	4,898
2.95% 11/21/26	9,300	10,284
3.2% 11/21/29	15,900	18,028
3.25% 10/1/22	2,465	2,573
3.45% 3/15/22	14,812	15,312
3.6% 5/14/25	7,396	8,231
3.8% 3/15/25	7,248	8,098
4.05% 11/21/39	9,300	11,273
4.25% 11/14/28	6,812	8,221
4.3% 5/14/36	5,144	6,398
4.4% 11/6/42	3,924	4,948
4.45% 5/14/46	5,753	7,251
4.55% 3/15/35	5,464	6,956
4.7% 5/14/45	10,828	14,083
4.75% 3/15/45	5,202	6,800
4.85% 6/15/44	15,400	20,436
4.875% 11/14/48	4,790	6,530
Amgen, Inc.:
1.9% 2/21/25	6,700	7,013
2.6% 8/19/26	8,628	9,359
3.125% 5/1/25	1,644	1,801
3.375% 2/21/50	9,200	10,228
3.875% 11/15/21	6,537	6,684
4.4% 5/1/45	8,160	10,387
4.663% 6/15/51	10,250	13,839
Gilead Sciences, Inc.:
1.65% 10/1/30	12,340	12,285
2.8% 10/1/50	12,240	12,295
3.65% 3/1/26	5,078	5,754
4.15% 3/1/47	10,223	12,562
4.75% 3/1/46	9,039	11,937
		290,300
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,686
4.75% 11/30/36	3,698	5,128
4.9% 11/30/46	8,546	12,734
Becton, Dickinson & Co.:
2.823% 5/20/30	7,230	7,900
3.363% 6/6/24	8,218	8,888
3.7% 6/6/27	22,809	26,179
4.685% 12/15/44	8,928	11,582
Boston Scientific Corp.:
3.45% 3/1/24	17,841	19,351
4% 3/1/29	8,875	10,423
4.7% 3/1/49	14,323	19,508
Danaher Corp. 4.375% 9/15/45	1,948	2,612
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,607
Medtronic, Inc. 4.625% 3/15/45	10,621	15,097
Stryker Corp.:
1.95% 6/15/30	7,650	7,913
2.9% 6/15/50	7,650	8,140
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	10,297
		186,045
Health Care Providers & Services - 1.2%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,958
3.875% 8/15/47	4,300	5,126
4.125% 11/15/42	9,324	11,049
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,378
Anthem, Inc.:
3.125% 5/15/50	7,000	7,683
3.3% 1/15/23	1,644	1,741
3.65% 12/1/27	28,541	32,780
4.375% 12/1/47	8,598	11,288
4.55% 3/1/48	3,870	5,221
4.625% 5/15/42	2,136	2,808
4.65% 1/15/43	1,644	2,172
Banner Health 2.913% 1/1/51	11,300	11,579
Baptist Healthcare System, Inc. 3.54% 8/15/50	11,025	11,888
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,554	7,612
Cardinal Health, Inc. 4.368% 6/15/47	11,414	13,371
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,481
Children's Hospital of Philadelphia 2.704% 7/1/50	8,309	8,471
Cigna Corp.:
3% 7/15/23	8,218	8,714
3.75% 7/15/23	10,210	11,053
4.125% 11/15/25	8,099	9,319
4.375% 10/15/28	21,818	26,218
4.5% 2/25/26	9,582	11,231
4.8% 8/15/38	19,369	25,243
4.8% 7/15/46	6,245	8,315
4.9% 12/15/48	6,997	9,640
6.125% 11/15/41	2,465	3,632
CommonSpirit Health:
3.91% 10/1/50	12,725	13,490
4.35% 11/1/42	1,644	1,905
CVS Health Corp.:
2.7% 8/21/40	12,450	12,584
2.875% 6/1/26	6,164	6,740
3% 8/15/26	13,607	14,986
3.25% 8/15/29	14,445	16,119
3.7% 3/9/23	7,467	7,988
3.875% 7/20/25	3,829	4,323
4.1% 3/25/25	3,385	3,833
4.3% 3/25/28	19,640	23,098
4.875% 7/20/35	2,547	3,279
5.05% 3/25/48	22,516	30,420
5.125% 7/20/45	7,239	9,714
5.3% 12/5/43	3,609	4,920
HCA Holdings, Inc. 5.25% 6/15/49	14,240	18,766
Humana, Inc.:
3.125% 8/15/29	6,680	7,404
4.95% 10/1/44	2,055	2,797
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,396	10,687
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	8,484
4.15% 5/1/47	5,384	7,054
4.875% 4/1/42	1,479	2,005
McKesson Corp.:
3.796% 3/15/24	4,109	4,502
4.883% 3/15/44	4,109	5,080
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	3,262
MidMichigan Health 3.409% 6/1/50	3,859	4,290
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,673
4.063% 8/1/56	2,161	2,725
NYU Hospitals Center 4.784% 7/1/44	6,245	7,740
Orlando Health Obligated Group 3.327% 10/1/50	6,224	6,584
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,589
Sutter Health 3.361% 8/15/50	15,100	16,137
UnitedHealth Group, Inc.:
1.25% 1/15/26	6,470	6,653
2% 5/15/30	3,000	3,188
2.375% 8/15/24	8,104	8,634
2.875% 12/15/21	2,116	2,172
2.9% 5/15/50	6,490	7,194
3.375% 4/15/27	4,437	5,067
3.5% 6/15/23	7,314	7,906
3.7% 8/15/49	8,622	10,900
3.75% 7/15/25	2,876	3,273
3.75% 10/15/47	7,856	9,881
3.85% 6/15/28	9,540	11,356
3.875% 12/15/28	12,319	14,846
3.875% 8/15/59	10,302	13,644
4.2% 1/15/47	2,958	3,947
4.375% 3/15/42	9,697	12,821
4.75% 7/15/45	1,373	1,963
		660,594
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	14,762
3% 4/15/23	3,838	4,054
4.15% 2/1/24	3,598	3,973
5.3% 2/1/44	4,782	6,951
		29,740
Pharmaceuticals - 0.9%
AstraZeneca PLC:
4.375% 11/16/45	6,196	8,304
4.375% 8/17/48	10,164	13,896
6.45% 9/15/37	2,671	4,178
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (a)	5,224	5,300
2.85% 4/15/25 (a)	3,143	3,319
3.95% 4/15/45 (a)	1,142	1,247
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,355	10,109
3.2% 6/15/26	3,353	3,762
3.25% 8/1/42	2,301	2,676
3.4% 7/26/29	15,088	17,609
3.875% 8/15/25	9,500	10,808
4.125% 6/15/39	2,347	3,022
4.25% 10/26/49	9,963	13,484
4.35% 11/15/47	5,500	7,487
4.55% 2/20/48	15,000	21,002
5% 8/15/45	4,300	6,242
Eli Lilly & Co. 2.25% 5/15/50	17,730	17,249
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,351
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	9,418
Johnson & Johnson:
0.55% 9/1/25	6,630	6,643
1.3% 9/1/30	6,630	6,659
1.65% 3/1/21	3,098	3,105
2.1% 9/1/40	6,630	6,771
2.45% 3/1/26	4,593	4,996
2.45% 9/1/60	6,630	6,948
3.4% 1/15/38	7,667	9,264
3.5% 1/15/48	4,931	6,211
3.625% 3/3/37	3,287	4,045
4.5% 12/5/43	5,444	7,670
4.85% 5/15/41	3,500	4,983
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,697
2.45% 6/24/50	4,570	4,763
2.9% 3/7/24	9,436	10,153
3.6% 9/15/42	1,644	2,044
3.7% 2/10/45	5,259	6,616
3.875% 1/15/21	822	823
3.9% 3/7/39	10,000	12,655
Mylan NV:
5.2% 4/15/48	2,465	3,266
5.25% 6/15/46	2,712	3,592
Novartis Capital Corp.:
1.75% 2/14/25	7,700	8,086
2.4% 5/17/22	9,533	9,820
2.4% 9/21/22	3,082	3,193
2.75% 8/14/50	11,300	12,381
3% 11/20/25	8,604	9,545
3.1% 5/17/27	4,841	5,436
3.7% 9/21/42	2,321	2,889
4% 11/20/45	4,306	5,643
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,965
4.9% 12/15/44	1,946	2,187
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,970
2.95% 3/15/24	3,863	4,161
3% 12/15/26	5,505	6,214
3.2% 9/15/23	10,452	11,273
3.45% 3/15/29	6,846	8,022
3.9% 3/15/39	5,177	6,436
4% 12/15/36	7,807	9,959
4.125% 12/15/46	2,703	3,563
4.2% 9/15/48	6,410	8,636
4.4% 5/15/44	3,443	4,622
7.2% 3/15/39	4,437	7,618
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	2,543	2,580
2.875% 9/23/23	7,765	8,241
3.2% 9/23/26	32,197	35,961
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	1,644	1,664
3.95% 6/15/26	2,326	2,654
Viatris, Inc.:
2.7% 6/22/30 (a)	7,500	7,954
4% 6/22/50 (a)	7,500	8,544
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,329
3.95% 9/12/47	1,644	2,092
4.7% 2/1/43	1,068	1,459
		494,464

TOTAL HEALTH CARE		1,661,143

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3% 5/11/21	4,766	4,826
3.375% 5/15/23	7,807	8,375
3.75% 5/15/28	7,724	9,064
4.25% 4/1/50	4,000	5,547
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	7,094
4.09% 9/15/52	12,494	16,948
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,792
3.85% 4/15/45	1,540	1,879
4.03% 10/15/47	15,474	19,665
4.75% 6/1/43	3,287	4,476
Raytheon Technologies Corp.:
2.8% 3/15/22 (a)	6,985	7,188
3.15% 12/15/24 (a)	7,314	7,924
3.65% 8/16/23	544	586
3.75% 11/1/46	6,134	7,438
4.05% 5/4/47	1,915	2,409
4.125% 11/16/28	12,088	14,410
4.35% 4/15/47 (a)	5,424	7,012
4.45% 11/16/38	4,360	5,505
4.5% 6/1/42	6,065	8,016
4.625% 11/16/48	10,853	15,048
4.875% 10/15/40 (a)	822	1,072
5.7% 4/15/40	1,644	2,427
The Boeing Co.:
2.125% 3/1/22	3,089	3,136
2.5% 3/1/25	3,780	3,848
2.7% 2/1/27	6,514	6,569
2.8% 3/1/23	4,060	4,169
2.95% 2/1/30	8,334	8,404
3.625% 3/1/48	3,287	3,126
3.65% 3/1/47	2,268	2,171
3.75% 2/1/50	12,700	12,847
4.875% 5/1/25	14,370	16,041
5.15% 5/1/30	10,000	11,739
5.705% 5/1/40	32,630	41,189
5.805% 5/1/50	14,760	19,499
6.875% 3/15/39	2,712	3,583
		301,022
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	3,139	3,456
3.9% 2/1/35	4,848	5,835
4.05% 2/15/48	3,000	3,634
4.4% 1/15/47	6,575	8,274
4.55% 4/1/46	1,233	1,584
4.95% 10/17/48	6,489	8,865
5.25% 5/15/50	3,500	4,985
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,721
3.4% 11/15/46	2,177	2,636
3.75% 11/15/47	5,078	6,377
4.25% 3/15/49	3,300	4,501
5.3% 4/1/50	4,830	7,416
6.2% 1/15/38	2,055	3,224
		67,508
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,438	1,305
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,333	5,139
Continental Airlines, Inc. 4% 4/29/26	2,512	2,472
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	469	458
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	6,536	6,424
		15,798
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	10,400	10,919
2.493% 2/15/27 (a)	7,350	7,840
2.722% 2/15/30 (a)	12,800	13,649
3.377% 4/5/40 (a)	5,130	5,669
3.577% 4/5/50 (a)	11,600	13,218
		51,295
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,772
Republic Services, Inc.:
1.45% 2/15/31	18,400	18,157
2.9% 7/1/26	3,468	3,819
3.2% 3/15/25	9,266	10,189
3.95% 5/15/28	8,628	10,201
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,560
2.9% 9/15/22	5,485	5,695
4.15% 7/15/49	10,538	13,951
		74,344
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,918
4% 11/2/32	1,561	1,909
4.15% 11/2/42	1,561	1,963
		8,790
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	3,287	3,376
2.375% 8/26/29	9,127	9,937
2.65% 4/15/25	3,738	4,050
2.875% 10/15/27	3,287	3,654
3.05% 4/15/30	3,013	3,439
3.125% 9/19/46	2,268	2,517
3.25% 8/26/49	7,032	8,132
3.7% 4/15/50	3,719	4,641
General Electric Co.:
3.45% 5/1/27	3,850	4,241
3.625% 5/1/30	4,820	5,403
4.25% 5/1/40	2,850	3,238
4.35% 5/1/50	8,820	10,354
4.5% 3/11/44	24,957	29,141
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,670
1.95% 6/1/30	9,100	9,642
2.5% 11/1/26	5,884	6,466
2.8% 6/1/50	8,450	9,397
3.812% 11/21/47	1,151	1,478
Roper Technologies, Inc.:
0.45% 8/15/22	4,900	4,906
1% 9/15/25	7,700	7,744
1.4% 9/15/27	7,500	7,595
1.75% 2/15/31	7,500	7,535
2% 6/30/30	14,800	15,207
2.8% 12/15/21	5,432	5,557
3.8% 12/15/26	6,985	8,055
		184,375
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,450	11,474
1.1% 9/14/27	11,810	11,916
1.7% 8/9/21	7,716	7,787
2.4% 6/6/22	8,218	8,479
2.4% 8/9/26	2,342	2,535
2.85% 6/1/22	3,287	3,413
3.45% 5/15/23	11,504	12,354
Caterpillar, Inc.:
2.6% 6/26/22	4,931	5,078
3.25% 9/19/49	13,670	16,196
3.803% 8/15/42	2,055	2,630
5.3% 9/15/35	5,753	7,872
Deere & Co.:
2.875% 9/7/49	9,910	11,154
5.375% 10/16/29	822	1,091
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	13,908
4.65% 11/1/44	4,931	6,389
Otis Worldwide Corp.:
2.565% 2/15/30	11,000	11,803
3.362% 2/15/50	8,370	9,682
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	5,164
4% 6/14/49	4,890	6,139
4.1% 3/1/47	4,651	5,738
		160,802
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,430
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,423
3.05% 3/15/22	8,218	8,461
3.05% 2/15/51	3,620	4,181
3.25% 6/15/27	6,164	7,011
3.55% 2/15/50	5,000	6,265
3.9% 8/1/46	3,813	4,984
4.05% 6/15/48	13,835	18,564
4.125% 6/15/47	2,342	3,160
4.15% 4/1/45	1,397	1,844
4.375% 9/1/42	3,698	4,914
4.55% 9/1/44	2,465	3,433
4.9% 4/1/44	3,287	4,672
Canadian National Railway Co.:
2.45% 5/1/50	13,710	14,101
2.85% 12/15/21	4,109	4,192
3.2% 8/2/46	2,712	3,177
CSX Corp.:
3.25% 6/1/27	4,109	4,645
3.4% 8/1/24	3,800	4,167
3.8% 11/1/46	4,701	5,769
3.95% 5/1/50	2,938	3,765
4.1% 3/15/44	5,568	6,947
4.5% 3/15/49	11,341	15,506
4.75% 11/15/48	4,758	6,653
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,348
3.25% 12/1/21	4,109	4,203
3.65% 8/1/25	9,861	11,065
3.8% 8/1/28	7,701	9,006
3.95% 10/1/42	1,561	1,913
4.05% 8/15/52	7,096	9,146
4.65% 1/15/46	2,678	3,657
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,851
2.75% 3/1/26	5,473	5,973
3% 4/15/27	4,109	4,552
3.25% 2/5/50	11,090	12,698
3.35% 8/15/46	3,879	4,380
3.6% 9/15/37	2,712	3,182
3.7% 3/1/29	7,544	8,841
3.799% 10/1/51	2,301	2,855
3.839% 3/20/60	11,556	14,209
		248,713
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,943
2.75% 1/15/23	8,218	8,471
3.375% 6/1/21	11,524	11,658
3.625% 12/1/27	7,855	8,282
3.75% 2/1/22	3,139	3,226
4.25% 2/1/24	10,816	11,636
		51,216

TOTAL INDUSTRIALS		1,170,293

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,396
2.2% 9/20/23	6,171	6,466
2.5% 9/20/26	4,109	4,519
3.5% 6/15/25	3,509	3,967
5.9% 2/15/39	10,203	15,737
		39,085
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	6,077
4.75% 3/15/42	4,109	5,126
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	9,450	10,391
4.9% 10/1/26 (a)	7,765	9,068
5.3% 10/1/29 (a)	20,684	24,986
6.02% 6/15/26 (a)	13,263	16,100
8.1% 7/15/36 (a)	8,590	12,370
8.35% 7/15/46 (a)	9,871	14,330
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,251
7.125% 10/1/37	2,034	3,074
		104,773
IT Services - 0.5%
Fiserv, Inc.:
3.5% 7/1/29	9,101	10,420
4.4% 7/1/49	15,118	20,025
IBM Corp.:
1.95% 5/15/30	11,485	11,870
2.5% 1/27/22	6,410	6,574
2.95% 5/15/50	11,385	12,271
3% 5/15/24	9,867	10,685
3.5% 5/15/29	13,939	16,124
3.625% 2/12/24	8,218	9,015
4.25% 5/15/49	8,909	11,832
4.7% 2/19/46	4,068	5,652
IBM Credit LLC 2.2% 9/8/22	7,396	7,666
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,772
3.35% 3/26/30	8,268	9,708
3.8% 11/21/46	3,123	4,002
3.85% 3/26/50	14,640	19,104
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,677
2.3% 6/1/30	13,000	13,914
The Western Union Co. 2.85% 1/10/25	9,000	9,616
Visa, Inc.:
1.9% 4/15/27	11,780	12,460
2.05% 4/15/30	15,270	16,265
2.2% 12/14/20	4,684	4,687
2.7% 4/15/40	9,800	10,860
2.75% 9/15/27	9,795	10,913
3.15% 12/14/25	7,404	8,263
4.3% 12/14/45	5,457	7,538
		267,913
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	10,617	14,720
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	6,336
3.875% 1/15/27	6,656	7,479
Broadcom, Inc.:
3.459% 9/15/26	10,373	11,464
4.3% 11/15/32	10,300	12,286
4.75% 4/15/29	14,053	16,728
Intel Corp.:
2.35% 5/11/22	13,970	14,365
2.45% 11/15/29	8,500	9,271
3.25% 11/15/49	8,600	9,842
3.3% 10/1/21	12,326	12,632
3.734% 12/8/47	2,684	3,285
3.9% 3/25/30	9,360	11,289
4.1% 5/19/46	5,753	7,433
4.1% 5/11/47	1,972	2,534
4.75% 3/25/50	9,840	13,897
Lam Research Corp. 2.875% 6/15/50	12,050	13,014
NVIDIA Corp.:
2.85% 4/1/30	8,900	9,975
3.5% 4/1/50	4,950	6,018
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,453
4.3% 5/20/47	8,300	11,279
Texas Instruments, Inc. 4.15% 5/15/48	5,717	7,851
		208,151
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,695
2.4% 2/6/22	23,010	23,567
2.525% 6/1/50	33,263	35,622
2.675% 6/1/60	5,518	6,049
2.7% 2/12/25	14,114	15,336
2.875% 2/6/24	9,580	10,281
3.45% 8/8/36	5,013	6,199
3.625% 12/15/23	21,489	23,466
3.7% 8/8/46	26,418	34,132
3.95% 8/8/56	3,391	4,659
4.1% 2/6/37	9,152	12,060
Oracle Corp.:
1.9% 9/15/21	6,903	6,983
2.5% 5/15/22	7,889	8,111
2.5% 4/1/25	8,860	9,501
2.625% 2/15/23	8,218	8,602
2.65% 7/15/26	7,396	8,067
2.95% 5/15/25	4,109	4,477
2.95% 4/1/30	11,770	13,206
3.25% 11/15/27	14,053	15,927
3.4% 7/8/24	3,883	4,243
3.6% 4/1/50	12,810	14,905
3.85% 7/15/36	8,325	10,111
3.85% 4/1/60	14,890	18,307
4% 7/15/46	8,054	9,845
4% 11/15/47	14,379	17,572
4.125% 5/15/45	2,465	3,059
4.3% 7/8/34	3,184	4,064
5.375% 7/15/40	10,272	14,765
		359,811
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	14,600	14,608
1.25% 8/20/30	13,550	13,557
2.1% 9/12/22	6,985	7,207
2.15% 2/9/22	4,109	4,202
2.25% 2/23/21	12,326	12,361
2.3% 5/11/22	6,575	6,764
2.4% 1/13/23	24,653	25,717
2.45% 8/4/26	16,928	18,423
2.55% 8/20/60	5,340	5,537
2.65% 5/11/50	4,300	4,611
2.7% 5/13/22	5,464	5,667
2.9% 9/12/27	11,546	12,929
2.95% 9/11/49	21,980	25,009
3% 11/13/27	8,218	9,272
3.2% 5/13/25	8,620	9,585
3.2% 5/11/27	13,457	15,266
3.75% 9/12/47	5,000	6,338
3.75% 11/13/47	5,732	7,336
3.85% 5/4/43	10,683	13,745
4.25% 2/9/47	2,055	2,825
4.375% 5/13/45	3,854	5,343
4.5% 2/23/36	7,609	10,322
4.65% 2/23/46	4,643	6,680
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	8,013	9,312
6.2% 10/15/35 (b)	3,197	4,091
6.35% 10/15/45 (b)	1,545	2,040
HP, Inc.:
2.2% 6/17/25	11,650	12,309
6% 9/15/41	1,233	1,581
Xerox Corp. 4.5% 5/15/21	967	980
		273,617

TOTAL INFORMATION TECHNOLOGY		1,253,350

MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	5,144
2.05% 5/15/30	5,400	5,763
2.7% 5/15/40	4,650	5,032
2.8% 5/15/50	5,530	6,045
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,852
4.725% 11/15/28	14,089	17,258
5.319% 11/15/38	8,750	11,927
Eastman Chemical Co. 4.65% 10/15/44	2,465	3,139
Ecolab, Inc.:
1.3% 1/30/31	6,575	6,539
2.7% 11/1/26	5,424	6,027
3.95% 12/1/47	8,736	11,285
5.5% 12/8/41	335	484
LYB International Finance BV:
4% 7/15/23	4,622	5,012
4.875% 3/15/44	4,807	6,091
LYB International Finance II BV 3.5% 3/2/27	20,109	22,464
LYB International Finance III LLC:
3.375% 10/1/40	7,620	8,023
3.625% 4/1/51	7,620	8,227
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,751
Nutrien Ltd.:
4% 12/15/26	9,368	10,867
4.2% 4/1/29	4,251	5,099
5% 4/1/49	7,399	10,240
5.25% 1/15/45	2,876	3,881
5.625% 12/1/40	1,479	2,019
Praxair, Inc.:
2.2% 8/15/22	1,644	1,691
2.45% 2/15/22	3,821	3,898
3.2% 1/30/26	5,210	5,821
3.55% 11/7/42	1,644	1,981
Sherwin-Williams Co.:
2.75% 6/1/22	190	196
3.45% 6/1/27	18,217	20,710
3.8% 8/15/49	3,020	3,642
4.5% 6/1/47	7,010	9,316
The Dow Chemical Co.:
2.1% 11/15/30	7,100	7,247
3.15% 5/15/24	5,930	6,378
3.6% 11/15/50	7,300	8,144
3.625% 5/15/26	6,083	6,832
4.375% 11/15/42	4,006	4,890
4.8% 11/30/28	7,026	8,637
4.8% 5/15/49	6,323	8,220
9.4% 5/15/39	2,465	4,355
The Mosaic Co.:
4.05% 11/15/27	4,733	5,323
4.25% 11/15/23	8,947	9,751
5.625% 11/15/43	3,082	3,880
Westlake Chemical Corp. 5% 8/15/46	1,644	2,050
		300,131
Containers & Packaging - 0.1%
International Paper Co.:
3.65% 6/15/24	3,883	4,253
3.8% 1/15/26	2,367	2,687
4.4% 8/15/47	7,146	9,357
5.15% 5/15/46	1,488	2,097
		18,394
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	5,165
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,880
5% 9/30/43	2,465	3,595
Newmont Corp. 5.45% 6/9/44	5,269	7,612
Nucor Corp.:
4% 8/1/23	2,465	2,663
5.2% 8/1/43	3,287	4,586
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	19,703
7.125% 7/15/28	1,644	2,313
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,344
5.25% 11/8/42	4,746	6,267
Vale SA 5.625% 9/11/42	5,424	7,070
		67,198

TOTAL MATERIALS		385,723

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	9,470	13,005
American Tower Corp.:
1.3% 9/15/25	7,470	7,597
2.1% 6/15/30	12,610	12,965
3.1% 6/15/50	4,610	4,778
3.55% 7/15/27	7,026	7,910
3.7% 10/15/49	5,000	5,667
Boston Properties, Inc.:
2.75% 10/1/26	5,753	6,191
3.125% 9/1/23	1,561	1,656
4.125% 5/15/21	1,725	1,738
Crown Castle International Corp.:
1.35% 7/15/25	22,201	22,554
2.25% 1/15/31	5,970	6,179
3.25% 1/15/51	5,400	5,671
Duke Realty LP:
3.625% 4/15/23	2,260	2,397
3.75% 12/1/24	4,725	5,218
ERP Operating LP:
3% 4/15/23	1,540	1,621
3.25% 8/1/27	10,670	11,852
4.625% 12/15/21	4,684	4,837
Federal Realty Investment Trust 3% 8/1/22	3,904	4,028
Healthpeak Properties, Inc.:
3% 1/15/30	10,280	11,226
3.4% 2/1/25	6,575	7,214
3.875% 8/15/24	6,225	6,892
Kimco Realty Corp.:
1.9% 3/1/28	8,500	8,540
3.8% 4/1/27	3,287	3,695
4.125% 12/1/46	8,218	8,825
4.45% 9/1/47	4,256	4,876
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,575	7,082
4.5% 1/15/25	6,582	7,131
4.5% 4/1/27	7,807	8,604
Prologis LP:
2.125% 4/15/27	9,830	10,502
3.25% 10/1/26	3,829	4,302
Simon Property Group LP:
2.625% 6/15/22	6,516	6,684
3.25% 9/13/49	9,580	9,402
3.375% 12/1/27	16,398	17,997
Ventas Realty LP:
3.125% 6/15/23	5,189	5,454
3.25% 10/15/26	2,876	3,144
3.5% 2/1/25	3,287	3,624
3.85% 4/1/27	7,807	8,721
4% 3/1/28	17,796	20,120
4.125% 1/15/26	1,192	1,365
4.375% 2/1/45	2,465	2,671
4.875% 4/15/49	2,340	2,890
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,239
Welltower, Inc.:
3.75% 3/15/23	7,117	7,564
4.95% 9/1/48	8,218	10,545
		318,173
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,231
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,488
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,552
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	3,835
4.5% 4/18/22	3,459	3,412
Tanger Properties LP:
3.75% 12/1/24	5,342	5,451
3.875% 7/15/27	5,095	5,102
		34,071

TOTAL REAL ESTATE		352,244

UTILITIES - 2.1%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.8% 10/1/47	3,500	4,086
Alabama Power Co.:
1.45% 9/15/30	15,000	15,318
3.7% 12/1/47	4,841	5,969
3.75% 3/1/45	822	984
4.15% 8/15/44	3,821	4,824
4.3% 7/15/48	4,832	6,490
5.2% 6/1/41	3,164	4,321
AmerenUE 3.9% 9/15/42	3,041	3,712
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,430
3.25% 3/1/50	2,580	2,728
4.3% 12/1/28	14,373	17,204
Appalachian Power Co.:
4.45% 6/1/45	4,931	6,307
4.5% 3/1/49	7,510	9,667
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,580	7,083
3.35% 7/1/23	2,342	2,498
3.5% 8/15/46	2,055	2,398
Carolina Power & Light Co. 2.8% 5/15/22	3,574	3,683
CenterPoint Energy Houston Electric LLC:
3.55% 8/1/42	1,561	1,832
4.25% 2/1/49	2,139	2,844
Cincinnati Gas & Electric Co. 4.3% 2/1/49	22,306	29,489
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,998
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,939
3.2% 11/15/49	14,000	15,829
3.4% 9/1/21	822	834
3.65% 6/15/46	2,350	2,825
3.7% 3/1/45	2,547	3,061
3.75% 8/15/47	5,054	6,220
4% 3/1/48	5,613	7,147
4% 3/1/49	4,926	6,346
Detroit Edison Co. 2.65% 6/15/22	6,575	6,764
DTE Electric Co. 3.95% 3/1/49	3,000	3,886
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,524
3.2% 8/15/49	6,564	7,588
3.75% 6/1/45	1,644	2,004
3.875% 3/15/46	3,204	3,963
4% 9/30/42	3,082	3,806
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,826
2.45% 6/1/30	5,400	5,747
2.65% 9/1/26	10,971	11,937
3.75% 4/15/24	4,931	5,409
3.75% 9/1/46	7,503	8,945
3.95% 10/15/23	2,008	2,185
4.2% 6/15/49	7,780	10,122
4.8% 12/15/45	2,292	3,120
Duke Energy Florida LLC 3.4% 10/1/46	2,055	2,399
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,479	1,880
4.375% 3/30/44	1,644	2,156
Edison International 2.95% 3/15/23	6,730	6,948
Entergy Corp.:
0.9% 9/15/25	13,900	13,920
2.95% 9/1/26	3,863	4,266
3.75% 6/15/50	3,400	4,023
4% 7/15/22	5,457	5,739
Entergy, Inc.:
3.55% 9/30/49	3,322	3,880
4% 3/30/29	14,525	16,991
Eversource Energy:
2.9% 10/1/24	7,026	7,584
3.35% 3/15/26	5,432	6,036
3.45% 1/15/50	3,670	4,257
Exelon Corp.:
3.95% 6/15/25	16,151	18,280
5.1% 6/15/45	904	1,233
FirstEnergy Corp.:
1.6% 1/15/26	10,314	10,033
2.25% 9/1/30	11,100	10,590
3.4% 3/1/50	3,000	2,874
3.9% 7/15/27	6,985	7,719
4.85% 7/15/47	3,861	4,670
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,654
3.15% 10/1/49	5,748	6,788
3.25% 6/1/24	3,883	4,187
4.05% 10/1/44	4,453	5,772
4.125% 6/1/48	10,108	13,560
Indiana Michigan Power Co. 3.2% 3/15/23	2,280	2,407
Interstate Power and Light Co. 2.3% 6/1/30	11,432	12,176
Northern States Power Co.:
2.6% 6/1/51	10,800	11,455
2.9% 3/1/50	9,810	10,810
3.4% 8/15/42	1,644	1,919
4.125% 5/15/44	3,698	4,795
NSTAR Electric Co. 3.2% 5/15/27	6,286	7,060
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	26,307	26,259
3.1% 9/15/49	15,729	17,962
3.8% 9/30/47	8,000	10,025
PacifiCorp:
3.6% 4/1/24	3,287	3,582
4.125% 1/15/49	11,061	14,334
4.15% 2/15/50	3,000	3,918
6% 1/15/39	5,089	7,618
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,801
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	7,306
3.4% 6/1/23	2,199	2,340
4.2% 6/15/22	1,644	1,723
4.7% 6/1/43	1,479	1,842
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	12,129
4.15% 10/1/45	2,876	3,642
Progress Energy, Inc. 6% 12/1/39	4,274	6,084
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,752
3.8% 6/15/47	3,805	4,723
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	9,106
3.15% 1/1/50	9,450	10,871
3.65% 9/1/42	2,321	2,790
4% 6/1/44	4,109	5,019
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,666
Southern California Edison Co. 4% 4/1/47	8,218	9,782
Southern Co.:
2.35% 7/1/21	5,424	5,479
3.25% 7/1/26	9,039	10,117
4.4% 7/1/46	6,015	7,769
Tampa Electric Co.:
4.45% 6/15/49	9,627	12,707
6.15% 5/15/37	5,144	7,256
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,592
3.3% 12/1/49	6,000	7,176
3.45% 2/15/24	2,260	2,440
3.8% 4/1/28	12,253	14,444
3.8% 9/15/47	6,747	8,696
4.2% 5/15/45	8,672	11,388
4.45% 2/15/44	2,260	3,089
4.6% 12/1/48	5,818	8,379
6% 5/15/37	1,644	2,412
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,729
Xcel Energy, Inc.:
2.6% 3/15/22	11,423	11,743
3.35% 12/1/26	2,465	2,762
		812,405
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,724
3.9% 11/15/49	10,000	11,701
Southern California Gas Co. 2.6% 6/15/26	10,872	11,734
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	13,258
		46,417
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,186
4.75% 6/15/46	4,281	5,381
		12,567
Multi-Utilities - 0.6%
Ameren Illinois Co. 4.5% 3/15/49	6,200	8,427
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	9,325
3.7% 7/15/30 (a)	8,229	9,762
3.8% 7/15/48	8,218	10,105
4.25% 10/15/50 (a)	7,096	9,271
4.5% 2/1/45	5,464	7,137
5.15% 11/15/43	6,356	8,855
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,623
3.7% 9/1/49	5,000	5,721
CMS Energy Corp. 4.875% 3/1/44	4,109	5,432
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,808
4.45% 3/15/44	6,575	8,382
4.5% 5/15/58	7,790	10,575
4.65% 12/1/48	8,604	11,696
5.5% 12/1/39	2,055	2,871
Consolidated Edison, Inc. 2% 5/15/21	4,536	4,563
Consumers Energy Co. 3.5% 8/1/51	3,000	3,674
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,978
Dominion Energy, Inc.:
3.375% 4/1/30	18,940	21,656
3.9% 10/1/25	10,601	12,038
4.9% 8/1/41	1,644	2,159
DTE Energy Co.:
2.85% 10/1/26	4,931	5,397
3.8% 3/15/27	11,102	12,636
NiSource Finance Corp. 4.8% 2/15/44	4,520	5,986
NiSource, Inc.:
0.95% 8/15/25	11,200	11,194
1.7% 2/15/31	13,300	13,259
3.49% 5/15/27	6,286	7,068
3.95% 3/30/48	8,218	10,129
4.375% 5/15/47	3,928	5,040
Puget Energy, Inc.:
3.65% 5/15/25	6,632	7,345
4.1% 6/15/30 (a)	11,800	13,356
San Diego Gas & Electric Co. 4.5% 8/15/40	822	1,030
Sempra Energy:
2.875% 10/1/22	2,465	2,551
2.9% 2/1/23	2,441	2,559
3.25% 6/15/27	5,013	5,549
3.8% 2/1/38	6,970	8,109
4% 2/1/48	18,112	21,770
4.05% 12/1/23	4,109	4,494
6% 10/15/39	822	1,178
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	3,475	2,933
		312,641

TOTAL UTILITIES		1,184,030

TOTAL NONCONVERTIBLE BONDS
(Cost $13,500,763)		15,091,266

U.S. Government and Government Agency Obligations - 42.8%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 8/25/25	$29,402	$29,297
0.5% 6/17/25	33,060	33,168
0.625% 4/22/25	35,077	35,460
0.75% 10/8/27	17,425	17,386
0.875% 8/5/30	19,038	18,639
1.25% 8/17/21	24,908	25,098
1.625% 10/15/24	18,450	19,407
1.75% 7/2/24	23,719	24,958
1.875% 4/5/22	26,500	27,118
1.875% 9/24/26	10,971	11,786
2% 10/5/22	30,299	31,318
2.125% 4/24/26	3,287	3,571
2.375% 1/19/23	24,595	25,730
2.625% 9/6/24	3,287	3,577
2.875% 9/12/23	6,327	6,792
Federal Home Loan Bank:
0.375% 9/4/25	7,415	7,401
0.5% 4/14/25	45,945	46,155
1.125% 7/14/21	10,905	10,972
1.375% 2/18/21	16,685	16,727
1.5% 8/15/24	4,070	4,255
1.875% 11/29/21	15,755	16,031
2% 9/9/22	31,225	32,235
2.5% 2/13/24	4,090	4,385
3% 10/12/21	8,015	8,214
3.25% 11/16/28	19,480	23,202
5.5% 7/15/36	1,230	1,909
Freddie Mac:
0.25% 8/24/23	17,300	17,300
0.375% 7/21/25	21,696	21,631
0.375% 9/23/25	24,513	24,392
2.375% 1/13/22	10,683	10,951
2.75% 6/19/23	19,899	21,178
6.25% 7/15/32	6,327	9,802
6.75% 3/15/31	21,366	32,943
Tennessee Valley Authority:
0.75% 5/15/25	28,340	28,674
5.25% 9/15/39	16,435	24,825
5.375% 4/1/56	4,434	7,535

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		684,022

U.S. Treasury Obligations - 41.6%
U.S. Treasury Bonds:
1.125% 5/15/40	358,540	344,479
1.125% 8/15/40	129,074	123,689
1.25% 5/15/50	132,177	121,706
1.375% 8/15/50	100,603	95,589
1.625% 11/15/50	115,190	116,396
2% 2/15/50	18,197	20,052
2.25% 8/15/46	52,585	60,781
2.25% 8/15/49	58,614	68,029
2.375% 11/15/49	193,269	230,194
2.5% 2/15/45	146,532	176,886
2.5% 2/15/46	164,098	198,521
2.5% 5/15/46	114,170	138,132
2.75% 11/15/42	1,103	1,384
2.75% 8/15/47	81,353	103,325
2.75% 11/15/47	28,613	36,387
2.875% 5/15/43	92,428	118,318
2.875% 8/15/45	95,790	123,352
2.875% 11/15/46	101,020	130,686
3% 11/15/44	79,671	104,390
3% 5/15/45	183,190	240,565
3% 11/15/45	16,876	22,224
3% 2/15/47	108,431	143,561
3% 5/15/47	38,686	51,287
3% 2/15/48	37,708	50,132
3% 2/15/49	9,368	12,521
3.125% 2/15/43	64,871	86,207
3.125% 8/15/44	101,180	135,087
3.125% 5/15/48	10,632	14,458
3.375% 5/15/44	152,619	211,365
3.375% 11/15/48	19,591	27,886
3.625% 8/15/43	67,582	96,637
3.625% 2/15/44	42,956	61,579
3.75% 11/15/43	93,982	136,957
3.875% 8/15/40	55,027	79,868
4.25% 5/15/39	6,605	9,920
4.25% 11/15/40	667	1,015
4.375% 2/15/38	21,678	32,611
4.375% 11/15/39	82	126
4.375% 5/15/40	6,574	10,114
4.375% 5/15/41	24,139	37,467
4.5% 2/15/36 (d)	20,970	31,122
4.5% 5/15/38	49,398	75,528
4.5% 8/15/39	19,503	30,200
4.625% 2/15/40	17,668	27,895
4.75% 2/15/37 (d)	66,242	102,149
4.75% 2/15/41	9,929	16,067
5% 5/15/37 (d)	254,995	404,327
5.375% 2/15/31	43,940	63,615
6.25% 5/15/30 (d)	50,255	75,445
U.S. Treasury Notes:
0.125% 4/30/22	659,375	659,401
0.125% 5/31/22	264,172	264,141
0.125% 6/30/22	199,422	199,391
0.125% 7/31/22	693,902	693,685
0.125% 8/31/22	144,894	144,843
0.125% 9/30/22	452,443	452,319
0.125% 10/31/22	281,314	281,204
0.25% 5/31/25	285,934	285,018
0.25% 6/30/25	312,763	311,578
0.25% 7/31/25	316,911	315,624
0.25% 9/30/25	180,643	179,754
0.25% 10/31/25	188,150	187,165
0.375% 3/31/22	136,409	136,835
0.375% 7/31/27 (d)	224,036	221,008
0.375% 9/30/27	87,079	85,746
0.5% 3/31/25	445,287	448,940
0.5% 10/31/27	366,804	363,938
0.625% 5/15/30	337,722	331,759
0.625% 8/15/30	237,326	232,542
1.125% 6/30/21	58,378	58,729
1.125% 7/31/21	222	223
1.125% 8/31/21	56,217	56,641
1.125% 9/30/21	51,222	51,654
1.125% 2/28/22	18,404	18,637
1.125% 2/28/27	168,691	174,819
1.25% 3/31/21	23,024	23,111
1.25% 10/31/21	36,708	37,090
1.25% 7/31/23	61,057	62,800
1.25% 8/31/24	75,639	78,437
1.375% 4/30/21	0	0
1.375% 5/31/21	52,905	53,244
1.375% 1/31/22	76,941	78,056
1.375% 10/15/22	28,344	28,993
1.375% 6/30/23	53,472	55,137
1.375% 8/31/23	6,520	6,733
1.375% 9/30/23	35,710	36,914
1.375% 1/31/25	461,383	481,947
1.375% 8/31/26	48,197	50,675
1.5% 9/30/21	3,496	3,536
1.5% 10/31/21	23,454	23,751
1.5% 1/31/22	3,591	3,649
1.5% 8/15/22	27,304	27,933
1.5% 1/15/23	11,120	11,436
1.5% 2/28/23	12,368	12,738
1.5% 3/31/23	74,764	77,092
1.5% 9/30/24	200,647	210,099
1.5% 10/31/24	228,411	239,323
1.5% 11/30/24	97,696	102,436
1.5% 8/15/26	217,512	230,214
1.5% 1/31/27	86,404	91,548
1.5% 2/15/30	748,978	796,023
1.625% 6/30/21	0	0
1.625% 12/31/21	101,399	103,055
1.625% 8/31/22	77,394	79,383
1.625% 11/15/22	206,208	212,128
1.625% 4/30/23	38,943	40,311
1.625% 5/31/23	42,756	44,305
1.625% 10/31/23	77,386	80,632
1.625% 2/15/26	41,318	43,931
1.625% 5/15/26	4,610	4,907
1.625% 11/30/26	47,365	50,514
1.625% 8/15/29 (d)	43,137	46,312
1.75% 7/31/21	1	1
1.75% 11/30/21	22,110	22,467
1.75% 3/31/22	96,146	98,205
1.75% 5/31/22	65,215	66,800
1.75% 6/15/22	86,678	88,817
1.75% 6/30/22	22,434	23,005
1.75% 7/15/22	61,392	62,992
1.75% 9/30/22	23,659	24,351
1.75% 1/31/23	21,070	21,798
1.75% 6/30/24	55,355	58,334
1.75% 7/31/24	185,784	195,973
1.75% 12/31/24	370,812	392,814
1.75% 12/31/26	60,299	64,796
1.75% 11/15/29	15,116	16,406
1.875% 11/30/21	66,777	67,945
1.875% 1/31/22	45,082	46,001
1.875% 2/28/22	108,292	110,661
1.875% 3/31/22	109,147	111,675
1.875% 4/30/22	100,099	102,562
1.875% 5/31/22	13,177	13,520
1.875% 7/31/22	115,006	118,317
1.875% 8/31/22	57,252	58,974
1.875% 9/30/22	64,919	66,961
1.875% 10/31/22	22,516	23,256
1.875% 6/30/26	27,426	29,587
2% 2/28/21	21,678	21,777
2% 5/31/21	33,109	33,423
2% 8/31/21	3	3
2% 10/31/21	24,406	24,826
2% 12/31/21	2,806	2,863
2% 7/31/22	39,494	40,710
2% 11/30/22	121,629	126,110
2% 4/30/24	48,065	50,964
2% 5/31/24	81,133	86,137
2% 6/30/24	80,393	85,443
2% 2/15/25	2,987	3,199
2% 8/15/25	29,699	31,999
2% 11/15/26	38,758	42,183
2.125% 1/31/21	2,515	2,523
2.125% 5/31/21	4	4
2.125% 6/30/21	5,966	6,037
2.125% 8/15/21	2,806	2,846
2.125% 9/30/21	35,862	36,460
2.125% 12/31/21	13,107	13,391
2.125% 5/15/22	32,876	33,822
2.125% 6/30/22	33,503	34,553
2.125% 12/31/22	113,855	118,503
2.125% 11/30/23	95,579	101,120
2.125% 2/29/24	43,241	45,910
2.125% 3/31/24	337,874	359,202
2.125% 7/31/24	10,259	10,961
2.125% 9/30/24	73,836	79,070
2.125% 11/30/24	45,312	48,633
2.125% 5/15/25	47,954	51,775
2.25% 3/31/21	32,151	32,381
2.25% 4/30/21	5,318	5,365
2.25% 7/31/21	26,042	26,413
2.25% 4/15/22	29,591	30,453
2.25% 12/31/23	2,408	2,560
2.25% 1/31/24	62,471	66,512
2.25% 4/30/24	215,092	229,897
2.25% 10/31/24	110,059	118,545
2.25% 11/15/24	70,614	76,084
2.25% 12/31/24	64,402	69,531
2.25% 11/15/25	87,313	95,365
2.25% 2/15/27	188,386	208,306
2.25% 8/15/27	611,495	678,903
2.25% 11/15/27	249,265	277,336
2.375% 3/15/21	0	0
2.375% 4/15/21	28,133	28,366
2.375% 3/15/22	133,757	137,618
2.375% 1/31/23	34,687	36,345
2.375% 2/29/24	99,996	106,988
2.375% 8/15/24	13,227	14,264
2.375% 5/15/29	47,853	54,261
2.5% 2/28/21	2,969	2,986
2.5% 1/15/22	68,877	70,696
2.5% 2/15/22	9,593	9,869
2.5% 3/31/23	31,095	32,784
2.5% 8/15/23	79,851	84,873
2.5% 1/31/24	209,392	224,557
2.5% 5/15/24	78,479	84,600
2.5% 1/31/25	122,879	134,111
2.5% 2/28/26	74,840	82,999
2.625% 5/15/21	0	0
2.625% 6/15/21	70,232	71,189
2.625% 7/15/21	827	840
2.625% 12/15/21	9,118	9,355
2.625% 6/30/23	316,993	336,991
2.625% 12/31/23	129,010	138,610
2.625% 3/31/25	13,181	14,493
2.625% 12/31/25	110,580	123,055
2.625% 1/31/26	40,163	44,747
2.625% 2/15/29	58,684	67,587
2.75% 4/30/23	51,399	54,593
2.75% 5/31/23	187,746	199,796
2.75% 8/31/23	150,219	160,787
2.75% 11/15/23	59,020	63,483
2.75% 2/15/24	111,439	120,516
2.75% 2/28/25	17,306	19,095
2.75% 6/30/25	16,978	18,842
2.75% 2/15/28	106,183	122,089
2.875% 9/30/23	224,937	242,026
2.875% 10/31/23	156,060	168,264
2.875% 11/30/23	62,529	67,541
2.875% 4/30/25	55,513	61,738
2.875% 5/31/25	99,228	110,519
2.875% 5/15/28	144,444	167,837
2.875% 8/15/28	236,234	275,232
3% 10/31/25	23,647	26,682
3.125% 5/15/21	41,808	42,386
3.125% 11/15/28	20,556	24,415
3.625% 2/15/21	32,706	32,941

TOTAL U.S. TREASURY OBLIGATIONS		23,473,500

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,804,222)		24,157,522

U.S. Government Agency - Mortgage Securities - 29.8%
Fannie Mae - 10.4%
12 month U.S. LIBOR + 1.510% 2.124% 11/1/34 (b)(c)	2,357	2,451
12 month U.S. LIBOR + 1.640% 3.519% 4/1/41 (b)(c)	797	835
12 month U.S. LIBOR + 1.880% 3.248% 11/1/34 (b)(c)	205	215
2% 5/1/30 to 12/1/35	251,364	261,707
2.5% 7/1/26 to 10/1/50	742,609	777,636
3% 8/1/21 to 7/1/50	1,759,251	1,860,232
3.5% 12/1/20 to 5/1/50	1,207,490	1,286,322
4% 12/1/24 to 6/1/50	971,215	1,047,444
4% 11/1/41	12	14
4.5% to 4.5% 7/1/22 to 2/1/50	354,378	387,537
5% 12/1/20 to 12/1/49	132,403	148,616
5.5% 7/1/23 to 6/1/49	67,503	78,297
6% to 6% 2/1/23 to 7/1/41	17,893	21,140
6.5% 3/1/22 to 6/1/40	6,615	7,827

TOTAL FANNIE MAE		5,880,273

Freddie Mac - 7.3%
12 month U.S. LIBOR + 1.950% 2.939% 9/1/37 (b)(c)	321	337
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.13% 3/1/36 (b)(c)	1,752	1,833
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.417% 12/1/35 (b)(c)	1,068	1,116
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.86% 3/1/35 (b)(c)	384	401
2% 9/1/35	12,466	12,976
2% 10/1/35	75,937	79,048
2% 11/1/35	40,126	41,770
2.5% 1/1/22 to 10/1/50	1,336,332	1,401,071
3% 2/1/24 to 6/1/50	931,460	980,687
3% 8/1/47	351	367
3.5% 12/1/20 to 6/1/50	778,359	828,282
3.5% 8/1/47	866	919
3.5% 9/1/47	333	353
3.5% 9/1/47	14,612	15,788
3.5% 10/1/48	304	320
3.5% 11/1/48	291	307
4% 4/1/25 to 5/1/50	385,653	416,374
4.5% 6/1/25 to 2/1/50	198,510	216,552
5% 4/1/23 to 5/1/50	45,365	50,990
5.5% 5/1/23 to 6/1/49	30,327	34,772
6% 4/1/32 to 8/1/37	557	646
6.5% 8/1/36 to 12/1/37	140	166

TOTAL FREDDIE MAC		4,085,075

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	5	5
2.5% 12/1/31	64	67
2.5% 1/1/32	59	62
2.5% 2/1/32	121	126

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		260

Freddie Mc Pool - 0.0%
3% 3/1/40	854	892
Ginnie Mae - 6.6%
3.5% 10/15/40 to 3/20/50	948,956	1,017,330
4% 1/15/25 to 3/20/50	466,725	503,490
5% 1/20/39 to 4/20/49	82,994	92,967
2% 12/1/50 (e)	23,500	24,582
2% 12/1/50 (e)	92,400	96,654
2.5% 10/20/42 to 10/20/50	448,639	472,777
2.5% 12/1/50 (e)	1,500	1,580
2.5% 12/1/50 (e)	700	737
2.5% 12/1/50 (e)	50,200	52,876
2.5% 12/1/50 (e)	17,500	18,433
2.5% 12/1/50 (e)	14,450	15,220
2.5% 12/1/50 (e)	12,350	13,008
2.5% 1/1/51 (e)	13,850	14,556
2.5% 1/1/51 (e)	14,500	15,239
3% 4/15/42 to 6/20/50	1,024,137	1,074,671
3% 12/1/50 (e)	16,500	17,220
3% 12/1/50 (e)	13,700	14,298
3% 12/1/50 (e)	2,500	2,609
3% 12/1/50 (e)	13,700	14,298
3.5% 12/1/50 (e)	8,600	9,083
4% 12/1/50 (e)	3,300	3,508
4.5% to 4.5% 3/20/33 to 3/20/50	215,689	235,762
4.5% 12/1/50 (e)	2,000	2,146
5.5% 10/20/32 to 6/20/49	15,200	17,529
6% to 6% 5/20/34 to 12/15/40	4,993	5,842
6.5% 8/20/36 to 1/15/39	918	1,088

TOTAL GINNIE MAE		3,737,503

Uniform Mortgage Backed Securities - 5.5%
2% 12/1/35 (e)	89,000	92,651
2% 12/1/50 (e)	51,400	53,393
2% 12/1/50 (e)	215,350	223,700
2% 12/1/50 (e)	74,800	77,700
2% 12/1/50 (e)	434,950	451,815
2% 12/1/50 (e)	141,450	146,935
2% 12/1/50 (e)	199,050	206,768
2% 12/1/50 (e)	561,150	582,908
2% 12/1/50 (e)	215,350	223,700
2% 1/1/51 (e)	266,750	276,489
2% 1/1/51 (e)	74,800	77,531
2% 1/1/51 (e)	434,950	450,829
2.5% 12/1/35 (e)	16,600	17,256
2.5% 12/1/35 (e)	725	754
2.5% 12/1/35 (e)	4,000	4,158
2.5% 12/1/50 (e)	9,900	10,373
2.5% 12/1/50 (e)	82,500	86,438
3% 12/1/35 (e)	500	523
3% 12/1/50 (e)	3,100	3,239
3% 12/1/50 (e)	6,100	6,373
3% 12/1/50 (e)	6,100	6,373
3.5% 12/1/50 (e)	34,600	36,495
3.5% 12/1/50 (e)	36,200	38,183
4% 12/1/50 (e)	19,700	21,020
4.5% 12/1/50 (e)	9,800	10,618
5% 12/1/50 (e)	13,300	14,711

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,120,933

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $16,467,889)		16,824,936

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$5,545	$5,640
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,905
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,195
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,264
2.19% 11/20/23	4,667	4,756
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,651
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,710
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,615
TOTAL ASSET-BACKED SECURITIES
(Cost $62,404)		65,736

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	21,530
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	15,111
Series 2020-BN28 Class A4, 1.844% 3/15/63	34,420	35,145
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	14,050	14,386
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	24,452
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	22,885
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,946
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	10,105
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,391
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,729
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	19,127
Class AAB, 2.779% 7/10/49	10,149	10,707
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,409	28,652
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,943
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,555
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,970
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	17,480
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,419
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,663
Class A5, 3.0161% 9/15/52	15,495	17,143
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	67,132
Series 2020-K116 Class A2, 1.378% 7/25/30	52,330	53,436
Series 2020-K117 Class A2, 1.406% 8/25/30	26,700	27,323
Series 2020-K118 Class A2, 1.493% 9/25/30	12,680	13,073
Series K034 Class A2, 3.531% 7/25/23	7,396	7,946
Series K057 Class A2, 2.57% 7/25/26	13,112	14,353
Series K080 Class A2, 3.926% 7/25/28	13,633	16,399
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	23,661
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,496
Series K013 Class A2, 3.974% 1/25/21	6,919	6,920
Series K020 Class A2, 2.373% 5/25/22	8,546	8,757
Series K036 Class A2, 3.527% 10/25/23	7,375	7,965
Series K046 Class A2, 3.205% 3/25/25	27,365	30,224
Series K047 Class A2, 3.329% 5/25/25	3,172	3,534
Series K053 Class A2, 2.995% 12/25/25	5,844	6,466
Series K056 Class A2, 2.525% 5/25/26	17,052	18,585
Series K062 Class A1, 3.032% 9/25/26	15,734	16,844
Series K064 Class A2, 3.224% 3/25/27	14,175	16,168
Series K068 Class A2, 3.244% 8/25/27	19,564	22,393
Series K079 Class A2, 3.926% 6/25/28	6,394	7,661
Series K094 Class A2, 2.903% 6/25/29	42,266	48,116
Series K730 Class A2, 3.59% 1/25/25	31,786	35,314
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,262
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,462	21,885
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	41,431
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,496
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	30,314
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,653
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	23,439
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	8,171
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,521	15,315
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	14,088
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	6,252	6,703
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2973% 8/15/46 (b)	15,525	16,637
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,875	4,107
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,461	7,851
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	13,065
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,887
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	29,361
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	14,396
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	19,067
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,218	8,634
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	13,056
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,081,617)		1,151,923

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	14,942
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,880	$6,707
Series 2010 S1, 7.043% 4/1/50	5,830	10,611
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	35,508
Series 2010, 7.6% 11/1/40	10,660	19,266
Series 2018, 3.5% 4/1/28	10,590	12,337
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,528
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	1,985
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	13,539
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	8,451
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	13,916
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,494
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,329
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,470
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	11,892
4.131% 6/15/42	11,770	11,651
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	11,696
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,964
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	6,426
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,724
Series 2010 164, 5.647% 11/1/40	4,280	6,079
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	5,050
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,366
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,951
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,186
Series 2015 AP, 3.931% 5/15/45	3,075	3,576
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	5,020
TOTAL MUNICIPAL SECURITIES
(Cost $216,780)		261,664

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province 3.3% 3/15/28	$3,204	$3,656
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	7,044
Canadian Government 2% 11/15/22	3,885	4,022
Chilean Republic:
3.125% 1/21/26	1,000	1,104
3.24% 2/6/28	9,533	10,701
3.25% 9/14/21	7,396	7,555
3.86% 6/21/47	4,931	5,913
Colombian Republic:
2.625% 3/15/23	6,225	6,408
3.875% 4/25/27	18,572	20,355
4% 2/26/24	4,139	4,442
4.5% 1/28/26	1,000	1,119
4.5% 3/15/29	5,333	6,060
5% 6/15/45	9,894	11,878
5.625% 2/26/44	6,389	8,144
6.125% 1/18/41	3,904	5,158
Hungarian Republic 5.75% 11/22/23	15,530	17,728
Indonesian Republic:
2.85% 2/14/30	28,800	31,248
3.5% 2/14/50	22,000	24,124
Israeli State:
3.25% 1/17/28	11,825	13,457
3.375% 1/15/50	20,100	22,191
4% 6/30/22	5,753	6,079
Italian Republic:
2.375% 10/17/24	5,000	5,255
2.875% 10/17/29	7,000	7,431
4% 10/17/49	4,800	5,370
6.875% 9/27/23	4,931	5,746
Jordanian Kingdom 3% 6/30/25	2,059	2,277
Manitoba Province:
2.1% 9/6/22	1,561	1,609
2.125% 5/4/22	3,287	3,373
3.05% 5/14/24	1,233	1,340
Ontario Province:
1.125% 10/7/30	19,710	19,489
2.25% 5/18/22	4,782	4,919
2.3% 6/15/26	11,728	12,735
2.4% 2/8/22	4,281	4,390
2.5% 4/27/26	4,109	4,500
2.55% 2/12/21	8,094	8,131
3.05% 1/29/24	9,580	10,365
Panamanian Republic:
3.16% 1/23/30	15,489	16,975
3.75% 3/16/25	3,260	3,573
4% 9/22/24	4,118	4,509
4.3% 4/29/53	4,663	5,820
4.5% 4/16/50	5,588	7,067
4.5% 4/1/56	16,400	20,771
Peruvian Republic:
1.862% 12/1/32	13,740	13,603
2.78% 12/1/60	3,400	3,354
2.844% 6/20/30	9,580	10,436
4.125% 8/25/27	11,881	13,819
5.625% 11/18/50	5,875	8,983
6.55% 3/14/37	2,527	3,755
Philippine Republic:
3% 2/1/28	15,613	17,245
3.95% 1/20/40	6,656	7,977
4.2% 1/21/24	4,087	4,542
6.375% 10/23/34	8,526	12,504
Polish Government:
3.25% 4/6/26	5,424	6,114
4% 1/22/24	3,739	4,145
5% 3/23/22	11,915	12,641
Province of British Columbia 2.25% 6/2/26	3,098	3,372
Province of Quebec:
1.5% 2/11/25	23,700	24,683
2.375% 1/31/22	3,123	3,201
2.5% 4/20/26	4,651	5,090
2.75% 8/25/21	16,435	16,747
2.75% 4/12/27	3,904	4,360
2.875% 10/16/24	1,705	1,862
Ukraine Government 1.471% 9/29/21	8,464	8,548
United Mexican States:
3.25% 4/16/30	7,600	8,083
3.625% 3/15/22	2,466	2,562
3.75% 1/11/28	7,396	8,173
4% 10/2/23	15,408	16,766
4.125% 1/21/26	2,745	3,103
4.15% 3/28/27	9,580	10,892
4.35% 1/15/47	11,842	13,063
4.5% 1/31/50	7,600	8,607
4.6% 1/23/46	4,766	5,406
4.6% 2/10/48	14,422	16,391
4.75% 3/8/44	7,970	9,185
5.55% 1/21/45	3,218	4,101
6.05% 1/11/40	3,944	5,163
Uruguay Republic:
4.125% 11/20/45	3,903	4,719
4.375% 1/23/31	13,021	15,735
4.975% 4/20/55	4,840	6,592
5.1% 6/18/50	4,729	6,485
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $650,844)		706,038

Supranational Obligations - 1.3%
African Development Bank:
1.25% 7/26/21	7,716	7,768
2.375% 9/23/21	2,383	2,425
Asian Development Bank:
0.375% 9/3/25	33,075	32,932
0.75% 10/8/30	16,000	15,679
1.5% 10/18/24	18,500	19,313
1.75% 9/13/22	11,728	12,050
1.875% 2/18/22	1,644	1,678
2% 4/24/26	5,177	5,574
2.125% 11/24/21	3,965	4,041
2.25% 1/20/21	2,423	2,428
2.5% 11/2/27	5,505	6,151
2.625% 1/30/24	12,358	13,258
2.625% 1/12/27	5,342	5,963
2.75% 3/17/23	24,073	25,455
2.75% 1/19/28	4,026	4,572
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,146
Council of Europe Development Bank 1.625% 3/16/21	3,098	3,110
European Bank for Reconstruction & Development 2.125% 3/7/22	3,854	3,947
European Investment Bank:
0.75% 9/23/30	22,850	22,393
0.875% 5/17/30	5,482	5,453
1.375% 9/15/21	14,439	14,571
1.375% 5/15/23	20,000	20,558
1.625% 6/15/21	5,753	5,796
1.875% 2/10/25	2,465	2,616
2% 3/15/21	3,920	3,941
2% 12/15/22	11,642	12,064
2.125% 10/15/21	2,334	2,374
2.25% 3/15/22	13,066	13,413
2.25% 8/15/22	1,545	1,599
2.25% 6/24/24	18,585	19,867
2.375% 6/15/22	11,504	11,890
2.375% 5/24/27	3,287	3,637
2.5% 4/15/21	3,821	3,854
2.5% 3/15/23	17,257	18,155
2.5% 10/15/24	4,705	5,098
2.875% 8/15/23	8,702	9,319
3.125% 12/14/23	11,341	12,322
3.25% 1/29/24	1,644	1,796
Inter-American Development Bank:
0.625% 7/15/25	18,195	18,328
1.25% 9/14/21	6,040	6,091
1.75% 4/14/22	1,540	1,573
1.75% 9/14/22	5,054	5,191
1.75% 3/14/25	15,140	15,985
1.875% 3/15/21	3,204	3,220
2% 6/2/26	3,287	3,539
2.125% 1/18/22	5,013	5,119
2.125% 1/15/25	1,504	1,609
2.25% 6/18/29	15,711	17,400
2.375% 7/7/27	5,530	6,106
2.5% 1/18/23	5,719	5,993
2.625% 4/19/21	7,817	7,888
3% 10/4/23	2,938	3,163
4.375% 1/24/44	3,287	4,982
International Bank for Reconstruction & Development:
0.375% 7/28/25	21,500	21,440
0.5% 10/28/25	27,127	27,172
0.75% 8/26/30	13,600	13,321
0.875% 5/14/30	16,633	16,514
1.375% 5/24/21	4,650	4,674
1.375% 9/20/21	4,297	4,337
1.5% 8/28/24	16,286	16,989
1.625% 3/9/21	4,931	4,951
1.625% 2/10/22	3,204	3,258
1.625% 1/15/25	14,615	15,332
1.75% 4/19/23	5,505	5,701
1.875% 10/7/22	13,970	14,391
1.875% 6/19/23	11,208	11,671
1.875% 10/27/26	3,911	4,199
2% 1/26/22	26,647	27,200
2.25% 6/24/21	13,210	13,364
2.5% 3/19/24	3,123	3,348
2.5% 11/25/24	4,684	5,078
2.5% 7/29/25	3,114	3,405
2.75% 7/23/21	7,930	8,061
7.625% 1/19/23	22,512	26,030
International Finance Corp.:
0.75% 8/27/30	9,070	8,885
1.125% 7/20/21	5,383	5,415
2.25% 1/25/21	1,537	1,542
2.875% 7/31/23	3,540	3,783
Nordic Investment Bank 2.125% 2/1/22	3,260	3,334
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $724,608)		748,788

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	3,063
Citibank NA 3.65% 1/23/24	20,544	22,451
Discover Bank 3.45% 7/27/26	10,477	11,707
PNC Bank NA 2.625% 2/17/22	9,861	10,128
RBS Citizens NA:
2.25% 4/28/25	$10,750	$11,410
2.65% 5/26/22	16,747	17,264
3.75% 2/18/26	11,093	12,645
Truist Bank:
3.3% 5/15/26	6,245	6,984
3.8% 10/30/26	2,573	2,964
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,850
Wells Fargo Bank NA 3.55% 8/14/23	20,000	21,675
TOTAL BANK NOTES
(Cost $119,761)		129,141
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.09% (f)	1,159,285,316	$1,159,517
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	614,252,125	614,314
TOTAL MONEY MARKET FUNDS
(Cost $1,773,831)		1,773,831
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $57,402,719)		60,910,845
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(4,487,030)
NET ASSETS - 100%		$56,423,815

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 12/1/50	$(13,850)	$(14,588)
2.5% 12/1/50	(1,500)	(1,580)
2.5% 12/1/50	(14,500)	(15,273)
3.5% 12/1/50	(3,300)	(3,485)
4% 12/1/50	(500)	(532)
4.5% 12/1/50	(1,800)	(1,931)

TOTAL GINNIE MAE		(37,389)

Uniform Mortgage Backed Securities
2% 12/1/50	(51,400)	(53,393)
2% 12/1/50	(215,350)	(223,700)
2% 12/1/50	(74,800)	(77,700)
2% 12/1/50	(434,950)	(451,815)
2% 12/1/50	(74,800)	(77,700)
2% 12/1/50	(434,950)	(451,815)
2% 12/1/50	(266,750)	(277,093)
2.5% 12/1/50	(148,450)	(155,536)
3% 12/1/35	(3,000)	(3,140)
3% 12/1/50	(1,500)	(1,567)
3.5% 12/1/35	(500)	(528)
3.5% 12/1/50	(9,900)	(10,442)
4% 12/1/50	(6,900)	(7,362)
4.5% 12/1/50	(2,000)	(2,167)
5% 12/1/50	(900)	(996)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,794,954)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,825,322)		$(1,832,343)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $537,820,000 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Securities Lending Cash Central Fund	327
Total	$448

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations,municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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